                                                          Annual Report

                                                          as of January 31, 1999







                                   Evergreen
                                                  Money Market Funds







                   [LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1

For Your Information ......................................................    2

Evergreen Florida Municipal Money Market Fund
  Fund at a Glance ........................................................    3

Evergreen Money Market Fund
  Fund at a Glance ........................................................    4

Evergreen Municipal Money Market Fund
  Fund at a Glance ........................................................    5

Evergreen New Jersey Municipal Money Market Fund
  Fund at a Glance ........................................................    6

Evergreen Pennsylvania Municipal Money Market Fund
  Fund at a Glance ........................................................    7

Evergreen Treasury Money Market Fund
  Fund at a Glance ........................................................    8

Financial Highlights

Evergreen Florida Municipal Money Market Fund .............................    9
Evergreen Money Market Fund ...............................................   10
Evergreen Municipal Money Market Fund .....................................   12
Evergreen New Jersey Municipal Money Market Fund ..........................   13
Evergreen Pennsylvania Municipal Money Market Fund ........................   14
Evergreen Treasury Money Market Fund ......................................   15

Schedule of Investments

Evergreen Florida Municipal Money Market Fund .............................   16
Evergreen Money Market Fund ...............................................   18
Evergreen Municipal Money Market Fund .....................................   21
Evergreen New Jersey Municipal Money Market Fund ..........................   30
Evergreen Pennsylvania Municipal Money Market Fund ........................   32
Evergreen Treasury Money Market Fund ......................................   35

Statements of Assets and Liabilities ......................................   37

Statements of Operations ..................................................   39

Statements of Changes in Net Assets .......................................   41

Combined Notes to Financial Statements ....................................   45

Independent Auditors' Report ..............................................   54

Report of Independent Accountants .........................................   55

Additional Information ....................................................   56

--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

     This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

             -------------------------------------------------------------------
Mutual Funds: ARE NOT FDIC INSURED     May lose value . Are not bank guaranteed
             -------------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------

                                   March 1999

[PHOTO OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis Managing Director

Dear Shareholders:

We are pleased to provide you the Evergreen Money Market Funds annual report covering the fiscal year ended January 31, 1999.

As we move ahead into 1999, we feel very positive about the overall economy. For nearly the past seven years, it has sustained a low inflation level along with low unemployment and solid economic growth. While we acknowledge the increased volatility we saw emerge in mid-1998 will certainly be present in 1999, we are still optimistic about the economy. We strongly recommend having a financial representative who can help you manage your investments and ensure they match your long-term goals.

Evergreen Web site Enhancements

We've expanded and redesigned our Web site to provide you with quick and easy access to the information that matters most to you. Come visit us at www.evergreen-funds.com and experience for yourself the many enhancements and user-friendly features we've added. You can learn more about Evergreen's history and investment philosophy, access expanded fund profiles and performance data--including daily net asset values (NAVs)--or visit the Investor Education section to gain new insights and knowledge to help you make more informed investment decisions.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

As always, if you have any questions about the funds in this report or any other Evergreen Funds, please contact your financial representative or call us at 800-343-2898, and we will be happy to assist you. Thank you for your continued investment with Evergreen Funds.


Sincerely,

/s/William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds

                              For Your Information
                              --------------------


Good News!
Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.

Year 2000/1/
We have been addressing the Year 2000 issue since February 1996, and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.



Visit us at
www.evergreen-funds.com
You may have noticed our recent reconstruction on our web site. We have redesigned the site to make it easier to use, as well as added more fund information. We invite you to check it out and we welcome any feedback.

New Evergreen Funds
Evergreen introduces three new funds:

 .    Evergreen Tax Strategic Equity Fund: seeks to maximize the after-tax total return on its portfolio of investments by using a combination of stock selection strategies and trading techniques.

 .    Evergreen Select Equity Index Fund: seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

 .    Evergreen Masters Fund: blends growth and value, large- and mid-cap stocks into one convenient portfolio. Diversification is taken one step further by employing four management teams, Evergreen, MFS, Oppenheimer and Putnam.

Talk to your financial representative or call us at 800.343.2898 for a prospectus and more information.

/1/ The information above constitutes Year 2000 readiness disclosure.

                                   EVERGREEN
                      Florida Municipal Money Market Fund

                    Fund at a Glance as of January 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(based on 1/31/99 portfolio assets)

[PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 97.5%
Put Bonds -- 1.8%
Bonds -- 0.7%

Portfolio
Management
----------
[PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
Steven C. Shachat
Tenure October 1998

--------------------------
PERFORMANCE AND RETURNS/1/
--------------------------

Portfolio Inception Date: 10/26/98           Class A        Class Y
Class Inception Date                        10/26/98       12/29/98
 ................................................................................
Average Annual Returns
 ................................................................................
Since Inception                                 0.69%          0.72%
 ................................................................................
7-day annualized yield                          2.16%          2.53%
 ................................................................................
30-day annualized yield                         2.49%          2.81%
 ................................................................................
Distributions per share since inception        $0.007         $0.003
 ................................................................................

----------------------
ANNUALIZED 7-DAY YIELD
----------------------

[LINE GRAPH APPEARS HERE]

                       Class A
         Nov-98         2.62%
         Dec-98         2.72%
         Jan-99         2.18%


Total Net Assets: $84,343,894
Average Maturity: 8 days

/1/ Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class Y have not been adjusted to reflect the fact that Class Y does not pay a 12b-1 fee. This fee for Class A is .30%. If this fee had not been reflected, returns would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                  EVERGREEN
                              Money Market Fund

                    Fund at a Glance as of January 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(based on 1/31/99 portfolio assets)

[PIE CHART APPEARS HERE]

Commercial Paper -- 54.3%
Corp. Notes/Bonds -- 32.8%
Funding Agreements -- 5.2%
Variable Rate Demand Notes -- 3.7%
Certificate of Deposit -- 3.0%
Taxable Municipal Bonds -- 0.7%
Mutual Fund Shares -- 0.2%
Bankers' Acceptance -- 0.1%

Portfolio
Management
----------
[PHOTO OF KELLIE ALLEN APPEARS HERE]
Kellie Allen
Tenure: December 1997
[PHOTO OF BRYAN K. WHITE APPEARS HERE]
Bryan K. White
Tenure: December 1997

--------------------------
PERFORMANCE AND RETURNS/1/
--------------------------
Portfolio Inception Date: 11/2/87      Class A   Class B   Class   C Class Y
Class Inception Date                    1/4/95   1/26/95  8/1/97     11/2/87
 ................................................................................
Average Annual Returns*
 ................................................................................
1 year with sales charge                  n/a     -0.82%   3.18%       n/a
 ................................................................................
1 year w/o sales charge                  4.90%     4.18%   4.18%      5.21%
 ................................................................................
3 years                                  4.93%     3.27%   4.72%      5.25%
 ................................................................................
5 years                                  4.85%     3.92%   4.80%      5.11%
 ................................................................................
10 years                                 5.47%     5.17%   5.44%      5.60%
 ................................................................................
Since Inception                          5.72%     5.45%   5.69%      5.83%
 ................................................................................
Maximum Sales Charge                      n/a      5.00%   1.00%       n/a
                                                   CDSC    CDSC
 ................................................................................
7-day annualized yield                   4.38%     3.68%   3.68%      4.68%
 ................................................................................
30-day annualized yield                  4.51%     3.81%   3.81%      4.81%
 ................................................................................
12-month distributions per share        $0.048    $0.041  $0.041     $0.051
 ................................................................................
* Adjusted for maximum sales charge unless noted.

----------------------
ANNUALIZED 7-DAY YIELD
----------------------

[LINE GRAPH APPEARS HERE]

                      Class A       Class B       Class C       Class Y
         Feb-98         4.93%         4.23%         4.23%         5.23%
         Mar-98         4.81%         4.21%         4.21%         5.21%
         Apr-98         4.88%         4.18%         4.18%         5.18%
         May-98         4.89%         4.19%         4.19%         5.19%
         Jun-98         4.90%         4.20%         4.20%         5.20%
         Jul-98         4.89%         4.19%         4.19%         5.19%
         Aug-98         4.85%         4.16%         4.15%         5.15%
         Sep-98         4.83%         4.13%         4.14%         5.13%
         Oct-98         4.68%         3.98%         3.97%         4.98%
         Nov-98         4.65%         3.95%         3.98%         4.94%
         Dec-98         4.67%         3.98%         3.98%         4.98%
         Jan-99         4.38%         3.68%         3.68%         4.68%


Total Net Assets:  $7,024,468,534
Average Maturity:  68 days

/1/ Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A, B, and C are .30%, 1.00%, and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                         Municipal Money Market Fund

                    Fund at a Glance as of January 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(based on 1/31/99 portfolio assets)

[PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 89.4%
Put Bonds -- 8.9%
Mutual Fund Shares -- 0.9%
Anticipation Notes -- 0.7%
Bonds -- 0.1%

Portfolio
Management
----------
[PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
Steven C. Shachat
Tenure November 1988

--------------------------
PERFORMANCE AND RETURNS/1/
--------------------------
Portfolio Inception Date: 11/2/88                 Class A        Class Y
Class Inception Date                               1/5/95        11/2/88
 ................................................................................
Average Annual Returns
 ................................................................................
1 year                                               3.07%          3.38%
 ................................................................................
3 years                                              3.11%          3.42%
 ................................................................................
5 years                                              3.13%          3.37%
 ................................................................................
10 years                                             3.85%          3.97%
 ................................................................................
Since Inception                                      3.91%          4.03%
 ................................................................................
7-day annualized yield                               2.50%          2.80%
 ................................................................................
30-day annualized yield                              2.78%          3.08%
 ................................................................................
12-month distributions per share                    $0.030         $0.033
 ................................................................................

----------------------
ANNUALIZED 7-DAY YIELD
----------------------

[LINE GRAPH APPEARS HERE]

                      Class A       Class Y
         Feb-98         3.04%         3.34%
         Mar-98         3.19%         3.48%
         Apr-98         3.73%         4.04%
         May-98         3.34%         3.64%
         Jun-98         3.16%         3.46%
         Jul-98         3.08%         3.36%
         Aug-98         2.88%         3.18%
         Sep-98         3.51%         3.81%
         Oct-98         2.84%         3.15%
         Nov-98         2.90%         3.20%
         Dec-98         3.40%         3.70%
         Jan-99         2.50%         2.80%

Total Net Assets: $1,277,178,065
Average Maturity: 10 days

/1/ Historical performance shown for Class A prior to its inception is based on the performance of Class Y, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' .30% 12b-1 fee. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                  EVERGREEN
                    New Jersey Municipal Money Market Fund

                    Fund at a Glance as of January 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(based on 1/31/99 portfolio assets)

[PIE CHART APPEARS HERE]

Variable Rate Demand Notes -- 98.4%
Mutual Fund Shares -- 1.6%

Portfolio
Management
----------
[PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
Steven C. Shachat
Tenure: October 1998

--------------------------
PERFORMANCE AND RETURNS/1/
--------------------------
                                                            Class A
Inception Date                                             10/26/98
 ................................................................................
Total Return since inception                                   0.66%
 ................................................................................
7-day annualized yield                                         2.04%
 ................................................................................
30-day annualized yield                                        2.37%
 ................................................................................
Distributions per share since inception                      $0.007
 ................................................................................

----------------------
ANNUALIZED 7-DAY YIELD
----------------------

[LINE GRAPH APPEARS HERE]

           Class A Shares
         Nov-98       2.46%
         Dec-98       3.18%
         Jan-99       2.06%


Total Net Assets: $94,642,680
Average Maturity:  9 days

/1/ The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. This fund has 12b-1 fees for Class A of
 .30%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                  EVERGREEN
                   Pennsylvania Municipal Money Market Fund

                    Fund at a Glance as of January 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(based on 1/31/99 portfolio assets)

[PIE CHART APPEARS HERE]

Variable Demand Notes -- 96.5%
Bonds -- 1.8%
Mutual Fund Shares -- 1.7%

Portfolio
Management
----------
[PHOTO OF STEVEN C. SHACHAT APPEARS HERE]
Steven C. Shachat
Tenure: May 1998

--------------------------
PERFORMANCE AND RETURNS/1/
--------------------------
Portfolio Inception Date: 8/15/91                      Class A        Class Y
Class Inception Date                                   8/22/95        8/15/91
 ................................................................................
Average Annual Returns
 ................................................................................
1 year                                                    2.96%          3.07%
 ................................................................................
3 years                                                   3.03%          3.12%
 ................................................................................
5 years                                                   3.08%          3.13%
 ................................................................................
Since Inception                                           2.97%          3.01%
 ................................................................................
7-day annualized yield                                    2.43%          2.53%
 ................................................................................
30-day annualized yield                                   2.69%          2.79%
 ................................................................................
12-month distributions per share                         $0.029         $0.030
 ................................................................................

----------------------
ANNUALIZED 7-DAY YIELD
----------------------

[LINE GRAPH APPEARS HERE]

                      Class A       Class Y
         Feb-98         2.86%         2.96%
         Mar-98         3.17%         3.28%
         Apr-98         3.57%         3.67%
         May-98         3.17%         3.27%
         Jun-98         3.07%         3.17%
         Jul-98         3.02%         3.12%
         Aug-98         2.90%         3.00%
         Sep-98         3.43%         3.52%
         Oct-98         2.77%         2.87%
         Nov-98         2.78%         2.88%
         Dec-98         3.27%         3.37%
         Jan-99         2.43%         2.53%


Total Net Assets: $136,192,385
Average Maturity:  18 days

/1/ Historical performance shown for Class A prior to its inception is based on the performance of Class Y, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' .30% 12b-1 fee. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                  EVERGREEN
                          Treasury Money Market Fund

                    Fund at a Glance as of January 31, 1999

---------------------
PORTFOLIO COMPOSITION
---------------------
(based on 1/31/99 portfolio assets)

[PIE CHART APPEARS HERE]

Repurchase Agreements -- 80.6%
U.S. Treasury Notes -- 19.2%
Mutual Fund Shares -- 0.2%

Portfolio
Management
----------
[PHOTO OF KELLIE ALLEN APPEARS HERE]
Kellie Allen
Tenure: March 1991
[PHOTO OF BRYAN K. WHITE APPEARS HERE]
Bryan K. White
Tenure: December 1997

--------------------------
PERFORMANCE AND RETURNS/1/
--------------------------
Portfolio Inception Date: 3/6/91                  Class A        Class Y
Class Inception Date                               3/6/91         3/6/91
 ................................................................................
Average Annual Returns
 ................................................................................
1 year                                               4.75%          5.07%
 ................................................................................
3 years                                              4.81%          5.13%
 ................................................................................
5 years                                              4.75%          5.07%
 ................................................................................
Since Inception                                      4.37%          4.67%
 ................................................................................
7-day annualized yield                               4.10%          4.40%
 ................................................................................
30-day annualized yield                              4.11%          4.41%
 ................................................................................
12-month distributions per share                   $0.046         $0.049
 ................................................................................

----------------------
ANNUALIZED 7-DAY YIELD
----------------------

[LINE GRAPH APPEARS HERE]

                      Class A       Class Y
         Feb-98         4.95%         5.25%
         Mar-98         4.92%         5.22%
         Apr-98         4.79%         5.09%
         May-98         4.89%         5.20%
         Jun-98         4.95%         5.25%
         Jul-98         4.91%         5.22%
         Aug-98         4.90%         5.20%
         Sep-98         4.71%         5.01%
         Oct-98         4.26%         4.56%
         Nov-98         4.18%         4.48%
         Dec-98         4.21%         4.52%
         Jan-99         4.10%         4.40%


Total Net Assets: $4,411,453,899
Average Maturity: 42 days

/1/ The returns reflect expense limits previously in effect, without which returns would have been lower. This fund has 12b-1 fees for Class A of .30%, Class Y does not pay a 12b-1 fee.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                              E V E R G R E E N
                      Florida Municipal Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                            Period Ended
                                                        January 31, 1999 (a)
CLASS A SHARES
Net asset value, beginning of period                           $ 1.00
                                                               ------
 .........................................................................
Net investment income                                            0.01
 .........................................................................
Less distributions to shareholders from net investment
 income                                                         (0.01)
                                                               ------
 .........................................................................
Net asset value, end of period                                 $ 1.00
                                                               ------
 .........................................................................
Total return                                                     0.69%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (millions)                           $   84
 .........................................................................
Ratios to average net assets
 .........................................................................
 Expenses #                                                      0.93%+
 .........................................................................
 Net investment income                                           2.66%+
 .........................................................................

                                                            Period Ended
                                                        January 31, 1999 (b)
CLASS Y SHARES
Net asset value, beginning of period                           $1.00
                                                               -----
 .........................................................................
Net investment income                                              0++
 .........................................................................
Less distributions to shareholders from net investment
 income                                                            0++
                                                               -----
 .........................................................................
Net asset value, end of period                                 $1.00
                                                               -----
 .........................................................................
Total return                                                    0.26%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period (millions)                           $  --
 .........................................................................
Ratios to average net assets
 .........................................................................
 Expenses #                                                     0.65%+
 .........................................................................
 Net investment income                                          2.98%+
 .........................................................................

+   Annualized.
++  Represents an amount less than $0.005 per share.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.
(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                               Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Year Ended January 31,      Year Ended August 31,
                         --------------------------  ------------------------
                            1999        1998 (a)      1997    1996   1995 (b)
CLASS A SHARES
Net asset value,
 beginning of period     $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00
                         -----------   -----------   ------  ------   ------
 ............................................................................
Net investment income           0.05          0.02     0.05    0.05     0.03
 ............................................................................
Less distributions to
 shareholders from net
 investment income             (0.05)        (0.02)   (0.05)  (0.05)   (0.03)
                         -----------   -----------   ------  ------   ------
 ............................................................................
Net asset value, end of
 period                  $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00
                         -----------   -----------   ------  ------   ------
 ............................................................................
Total return                    4.90%         2.08%    4.95%   5.05%    3.53%
 ............................................................................
Ratios and supplemental data
 ............................................................................
Net assets, end of
 period (millions)       $     5,210   $     2,910   $2,803  $1,755   $  685
 ............................................................................
Ratios to average net assets
 ............................................................................
 Expenses #                     0.85%         0.89%+   0.79%   0.75%    0.81%+
 ............................................................................
 Net investment income          4.78%         4.91%+   4.87%   4.86%    5.26%+
 ............................................................................

                         Year Ended January 31,      Year Ended August 31,
                         --------------------------  ------------------------
                            1999        1998 (a)      1997    1996   1995 (c)
CLASS B SHARES
Net asset value,
 beginning of period     $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00
                         -----------   -----------   ------  ------   ------
 ............................................................................
Net investment income           0.04          0.02     0.04    0.04     0.03
 ............................................................................
Less distributions to
 shareholders from net
 investment income             (0.04)        (0.02)   (0.04)  (0.04)   (0.03)
                         -----------   -----------   ------  ------   ------
 ............................................................................
Net asset value, end of
 period                  $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00
                         -----------   -----------   ------  ------   ------
 ............................................................................
Total return*                   4.18%         1.78%    4.22%   4.31%    2.78%
 ............................................................................
Ratios and supplemental
 data
 ............................................................................
Net assets, end of
 period (millions)       $        65   $        25   $   23  $   10   $    8
 ............................................................................
Ratios to average net assets
 ............................................................................
 Expenses #                     1.55%         1.59%+   1.49%   1.45%    1.51%+
 ............................................................................
 Net investment income          4.09%         4.22%+   4.16%   4.18%    4.54%+
 ............................................................................

* Excluding applicable sales charges.
+ Annualized.
# The ratio of expenses to average net assets excludes fee credits.
(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 4, 1995 (commencement of class operations) to August 31, 1995.
(c) For the period from January 26, 1995 (commencement of class operations) to August 31, 1995.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                               Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                Year Ended January 31,
                                --------------------------     Period Ended
                                   1999        1998 (a)     August 31, 1997 (b)
CLASS C SHARES
Net asset value, beginning of
 period                         $      1.00   $      1.00          $1.00
                                -----------   -----------          -----
 .........................................................................
Net investment income                  0.04          0.02              0++
 .........................................................................
Less distributions to
 shareholders from net
 investment income                    (0.04)        (0.02)             0++
                                -----------   -----------          -----
 .........................................................................
Net asset value, end of period  $      1.00   $      1.00          $1.00
                                -----------   -----------          -----
 .........................................................................
Total return *                         4.18%         1.78%          0.37%
 .........................................................................
Ratios and supplemental data
 .........................................................................
Net assets, end of period
 (millions)                     $         5   $         2          $   5
 .........................................................................
Ratios to average net assets
 .........................................................................
 Expenses #                            1.55%         1.59%+         1.67%+
 .........................................................................
 Net investment income                 4.09%         4.20%+         4.42%+
 .........................................................................

                         Year Ended January 31,          Year Ended August 31,
                         --------------------------  --------------------------------
                            1999        1998 (a)      1997    1996    1995   1994 (c)
CLASS Y SHARES
Net asset value,
 beginning of period     $      1.00   $      1.00   $ 1.00  $ 1.00  $ 1.00   $ 1.00
                         -----------   -----------   ------  ------  ------   ------
 .....................................................................................
Net investment income           0.05          0.02     0.05    0.05    0.05     0.03
 .....................................................................................
Less distributions to
 shareholders from net
 investment income             (0.05)        (0.02)   (0.05)  (0.05)  (0.05)   (0.03)
                         -----------   -----------   ------  ------  ------   ------
 .....................................................................................
Net asset value, end of
 period                  $      1.00   $      1.00   $ 1.00  $ 1.00  $ 1.00   $ 1.00
                         -----------   -----------   ------  ------  ------   ------
 .....................................................................................
Total return                    5.21%         2.21%    5.27%   5.36%   5.38%    2.92%
 .....................................................................................
Ratios and supplemental
 data
 .....................................................................................
Net assets, end of
 period (millions)       $     1,745   $       610   $  635  $  671  $  283   $  273
 .....................................................................................
Ratios to average net
 assets
 .....................................................................................
 Expenses #                     0.55%         0.59%+   0.48%   0.45%   0.53%    0.32%+
 .....................................................................................
 Net investment income          5.07%         5.22%+   5.13%   5.16%   5.26%    3.46%+
 .....................................................................................

*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.005 per share.
#   The ratio of expenses to average net assets excludes fee credits.
(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
(c) Ten months ended August 31, 1994. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 1994.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                         Municipal Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Year Ended January 31,        Year Ended August 31,
                          --------------------------   ---------------------------
                            1999         1998 (a)       1997     1996    1995 (b)
 CLASS A SHARES
 Net asset value,
  beginning of period     $      1.00   $      1.00    $  1.00  $  1.00   $  1.00
                          -----------   -----------    -------  -------   -------
 ..................................................................................
 Net investment income           0.03          0.01       0.03     0.03      0.02
 ..................................................................................
 Less distributions to
  shareholders from net
  investment income             (0.03)        (0.01)     (0.03)   (0.03)    (0.02)
                          -----------   -----------    -------  -------   -------
 ..................................................................................
 Net asset value, end of
  period                  $      1.00   $      1.00    $  1.00  $  1.00   $  1.00
                          -----------   -----------    -------  -------   -------
 ..................................................................................
 Total return                    3.07%         1.34%      3.13%    3.22%     2.24%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (millions)       $       737   $       672    $   667  $   661   $   555
 ..................................................................................
 Ratios to average net
  assets
 ..................................................................................
 Expenses #                      0.87%         0.88%+     0.83%    0.79%     0.78%+
 ..................................................................................
 Net investment income           3.02%         3.18%+     3.09%    3.14%     3.28%+
 ..................................................................................

                          Year Ended January 31,        Year Ended August 31,
                          --------------------------   --------------------------
                            1999         1998 (a)      1997   1996   1995   1994
 CLASS Y SHARES
 Net asset value,
  beginning of period     $      1.00   $      1.00    $1.00  $1.00  $1.00  $1.00
                          -----------   -----------    -----  -----  -----  -----
 ..................................................................................
 Net investment income           0.03          0.01     0.03   0.03   0.04   0.02
 ..................................................................................
 Less distributions to
  shareholders from net
  investment income             (0.03)        (0.01)   (0.03) (0.03) (0.04) (0.02)
                          -----------   -----------    -----  -----  -----  -----
 ..................................................................................
 Net asset value, end of
  period                  $      1.00   $      1.00    $1.00  $1.00  $1.00  $1.00
                          -----------   -----------    -----  -----  -----  -----
 ..................................................................................
 Total return                    3.38%         1.47%    3.44%  3.53%  3.59%  2.50%
 ..................................................................................
 Ratios and supplemental
  data
 ..................................................................................
 Net assets, end of
  period (millions)       $       540   $       386    $ 378  $ 617  $ 421  $ 402
 ..................................................................................
 Ratios to average net
  assets
 ..................................................................................
 Expenses #                      0.57%         0.58%+   0.53%  0.49%  0.50%  0.34%
 ..................................................................................
 Net investment income           3.30%         3.46%+   3.37%  3.44%  3.53%  2.47%
 ..................................................................................

+   Annualized.
#   The ratio of expenses to average net assets excludes fee credits.
(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 5, 1995 (commencement of class operations) to August 31, 1995.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                    New Jersey Municipal Money Market Fund


                              Financial Highlights
                (For a share outstanding throughout the period)

                                                             Period Ended
                                                         January 31, 1999 (a)
 CLASS A SHARES
 Net asset value, beginning of period                           $ 1.00
                                                                ------
 .........................................................................
 Net investment income                                            0.01
 .........................................................................
 Less distributions to shareholders from net investment
  income                                                         (0.01)
                                                                ------
 .........................................................................
 Net asset value, end of period                                 $ 1.00
                                                                ------
 .........................................................................
 Total return                                                     0.66%
 .........................................................................
 Ratios and supplemental data
 .........................................................................
 Net assets, end of period (millions)                           $   95
 .........................................................................
 Ratios to average net assets
 .........................................................................
 Expenses #                                                       0.85%+
 .........................................................................
 Net investment income                                            2.46%+
 .........................................................................

+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.
(a) For the period October 26, 1998 (commencement of operations) to January 31, 1999.

                  See Combined Notes to Financial Statements.

                               E V E R G R E E N
                   Pennsylvania Municipal Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Year Ended January 31,      Year Ended August 31,
                          --------------------------  ------------------------      Period Ended
                             1999        1998 (a)       1997       1996 (b)     February 29, 1996 (c)
 CLASS A SHARES
 Net asset value,
  beginning of period     $      1.00   $      1.00   $     1.00   $     1.00          $ 1.00
                          -----------   -----------   ----------   ----------          ------
 .....................................................................................................
 Net investment income           0.03          0.01         0.03         0.01            0.02
 .....................................................................................................
 Less distributions to
  shareholders from net
  investment income             (0.03)        (0.01)       (0.03)       (0.01)          (0.02)
                          -----------   -----------   ----------   ----------          ------
 .....................................................................................................
 Net asset value, end of
  period                  $      1.00   $      1.00   $     1.00   $     1.00          $ 1.00
                          -----------   -----------   ----------   ----------          ------
 .....................................................................................................
 Total return                    2.96%         1.34%        3.05%        1.49%           1.72%
 .....................................................................................................
 Ratios and supplemental
  data
 .....................................................................................................
 Net assets, end of
  period (millions)       $        96   $        37   $       36   $       22          $    4
 .....................................................................................................
 Ratios to average net
  assets
 .....................................................................................................
 Expenses #                      0.61%         0.61%+       0.60%        0.55%+          0.47%+
 .....................................................................................................

 Net investment income           2.90%         3.15%+       3.01%        2.97%+          3.14%+
 .....................................................................................................

                          Year Ended January 31,       Year Ended August 31,      Year Ended February 28,
                          --------------------------   ------------------------   -------------------------
                            1999         1998 (a)        1997        1996 (b)      1996     1995     1994
 CLASS Y SHARES
 Net asset value,
  beginning of period     $      1.00   $      1.00    $     1.00   $     1.00    $  1.00  $  1.00  $  1.00
                          -----------   -----------    ----------   ----------    -------  -------  -------
 ...........................................................................................................
 Net investment income           0.03          0.01          0.03         0.01       0.03     0.03     0.02
 ...........................................................................................................
 Less distributions to
  shareholders from net
  investment income             (0.03)        (0.01)        (0.03)       (0.01)     (0.03)   (0.03)   (0.02)
                          -----------   -----------    ----------   ----------    -------  -------  -------
 ...........................................................................................................
 Net asset value, end of
  period                  $      1.00   $      1.00    $     1.00   $     1.00    $  1.00  $  1.00  $  1.00
                          -----------   -----------    ----------   ----------    -------  -------  -------
 ...........................................................................................................
 Total return                    3.07%         1.38%         3.15%        1.51%      3.55%    2.81%    2.10%
 ...........................................................................................................
 Ratios and supplemental
  data
 ...........................................................................................................
 Net assets, end of
  period (millions)       $        40   $        33    $       32   $       48    $    83  $    44  $    14
 ...........................................................................................................
 Ratios to average net
  assets
 ...........................................................................................................
 Expenses #                      0.52%         0.51%+        0.50%        0.50%+     0.37%    0.33%    0.47%
 ...........................................................................................................
 Net investment income           3.02%         3.26%+        3.10%        2.92%+     3.42%    3.09%    2.10%
 ...........................................................................................................

+   Annualized.
# The ratio of expenses to average net assets excludes fee credits and includes fee waivers.
(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) Six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c) For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                          Treasury Money Market Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Year Ended January 31,      Year Ended August 31,
                          --------------------------  ------------------------     Year Ended
                             1999        1998 (a)      1997    1996   1995 (b)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period     $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00         $1.00
                          -----------   -----------   ------  ------   ------         -----
 .........................................................................
 Net investment income           0.05          0.02     0.05    0.05     0.03          0.04
 .........................................................................
 Less distributions to
  shareholders from net
  investment income             (0.05)        (0.02)   (0.05)  (0.05)   (0.03)        (0.04)
                          -----------   -----------   ------  ------   ------         -----
 .........................................................................
 Net asset value, end of
  period                  $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00         $1.00
                          -----------   -----------   ------  ------   ------         -----
 .........................................................................
 Total return                    4.75%         2.07%    4.82%   4.98%    3.58%         3.75%
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (millions)       $     3,366   $     2,616   $2,485  $2,608   $1,178         $ 755
 .........................................................................
 Ratios to average net
  assets
 .........................................................................
 Expenses #                      0.73%         0.73%+   0.72%   0.69%    0.63%+        0.50%
 .........................................................................
 Net investment income           4.63%         4.89%+   4.73%   4.76%    5.30%+        3.91%
 .........................................................................

                          Year Ended January 31,      Year Ended August 31,
                          --------------------------  ------------------------     Year Ended
                             1999        1998 (a)      1997    1996   1995 (b)  December 31, 1994
 CLASS Y SHARES
 Net asset value,
  beginning of period     $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00        $ 1.00
                          -----------   -----------   ------  ------   ------        ------
 .........................................................................
 Net investment income           0.05          0.02     0.05    0.05     0.04          0.04
 .........................................................................
 Less distributions to
  shareholders from net
  investment income             (0.05)        (0.02)   (0.05)  (0.05)   (0.04)        (0.04)
                          -----------   -----------   ------  ------   ------        ------
 .........................................................................
 Net asset value, end of
  period                  $      1.00   $      1.00   $ 1.00  $ 1.00   $ 1.00        $ 1.00
                          -----------   -----------   ------  ------   ------        ------
 .........................................................................
 Total return                    5.07%         2.20%    5.14%   5.29%    3.78%         4.06%
 .........................................................................
 Ratios and supplemental
  data
 .........................................................................
 Net assets, end of
  period (millions)       $     1,045   $       572   $  547  $  760   $  277        $  163
 .........................................................................
 Ratios to average net
  assets
 .........................................................................
 Expenses #                      0.43%         0.43%+   0.42%   0.39%    0.33%+        0.20%
 .........................................................................
 Net investment income           4.89%         5.19%+   5.02%   5.12%    5.60%+        3.78%
 .........................................................................

+ Annualized.
# The ratio of expenses to average net assets excludes fee credits.
(a) Five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) Eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                      Florida Muncipal Money Market Fund

                            Schedule of Investments
                                January 31, 1999

  Principal
   Amount                                                                Value
 MUNICIPAL OBLIGATIONS - 99.6%
 $ 1,400,000 Capital Projs. Fin. Auth. FL RB,
              Capital Projs. Loan Program, Ser. A, (SPA: Credit
              Suisse First Boston Corp. & Ins. by FSA),
              2.75%, VRDN..........................................   $ 1,400,000
             Dade Cnty., FL IDRB:
   2,445,000 Florida Convalescent Assoc. Proj., (LOC: Bank of
             Tokyo-Mitsubishi, Ltd.), 3.95%, VRDN..................     2,445,000
     200,000 Jay W. Lotspeich Proj.,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.10%, VRDN........       200,000
     450,000 Pot Co., Inc.,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.10%, VRDN........       450,000
   3,500,000 Escambia Cnty., FL IDRB, Daws Mfg. Co., Inc. Proj.,
              (LOC: Amsouth Bank, N.A.),
              3.00%, VRDN..........................................     3,500,000
   1,710,000 Escambia Cnty., FL SFHRB, PFOTER, (LIQ: Merrill Lynch
              & Co.),
              2.88%, VRDN (a)......................................     1,710,000
     975,000 Eustis, FL Hlth. Facs. Auth.,
              Waterman Med. Ctr.,
              (LOC: SunTrust Banks, N.A.),
              2.85%, VRDN..........................................       975,000
   4,700,000 Florida Board of Ed. RB, ABN-Amro Munitops
              Certificates Trust,
              (LOC: ABN-Amro Bank, N.V.),
              2.88%, VRDN (a)......................................     4,700,000
   1,000,000 Florida Dev. Fin. Corp. IDRB,
              Suncoast Bakeries, Inc.,
              (LOC: SunTrust Banks, N.A.),
              2.90%, VRDN..........................................     1,000,000
             Florida HFA-MHRB:
   2,200,000 Beville Bldg.,
             (Surety Bond: Continental Casualty Co.), 2.85%, VRDN..     2,200,000
   1,250,000 Falls of Venice Proj.,
             (LOC: PNC Bank, N.A.),
             3.00%, VRDN...........................................     1,250,000
   6,000,000 King's Colony Assoc. Ltd.,
             (LOC: Credit Suisse First Boston Corp.), 2.75%, VRDN..     6,000,000
   1,000,000 Multifamily Hillsboro, Ser. D,
             (Surety Bond: Continental Casualty Co.), 2.85%, VRDN..     1,000,000
             Florida Hsg. Fin. Corp. MHRB:
   4,000,000 Buchanan Bay Townhomes,
             (LOC: Chase Manhattan Bank, N.A.), 3.00%, VRDN........     4,000,000
   1,300,000 South Pointe Proj.,
             (COLL: FNMA),
             2.93%, VRDN...........................................     1,300,000
     600,000 Vero Club Partners Ltd.,
             (LOC: NationsBank, N.A.),
             2.90%, VRDN...........................................       600,000
     450,000 Hillsborough Cnty., FL IDRB, Serigraphic Arts Inc.
              Proj.,
              (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.10%, VRDN.......       450,000
  11,000,000 Hillsborough Cnty., FL Sch. Board COP, (LOC: Citibank,
              N.A. & Ins. by MBIA), 2.92%, VRDN (a)................    11,000,000
   1,500,000 Jacksonville, FL Econ. Dev. Commission IDRB, Crown
              Products Co., Inc.,
              (LOC: SunTrust Banks, N.A.), 2.90%, VRDN.............     1,500,000
     590,000 Jacksonville, FL Elec. Auth. RB, St. John's River,
              6.00%, 10/1/99.......................................       600,975
   1,000,000 Jacksonville, FL IDRB, Univ. of Florida Hlth. Science
              Ctr.,
              (LOC: Barnett Bank, N.A.), 2.95%, VRDN...............     1,000,000
   5,000,000 Miami-Dade Cnty., FL IDA-RB, Professional
              Modifications Svcs., Inc., (LOC: Bankers Trust Co.),
              2.95%, VRDN..........................................     5,000,000
   1,000,000 Ocean Highway & Port Auth., FL RB, (LOC: ABN-Amro
              Bank, N.V.), 2.70%, VRDN.............................     1,000,000
   2,400,000 Orange Cnty., FL HFA-MHRB, Post Lake Apt. Homes,
              (COLL: FNMA),
              2.70%, VRDN..........................................     2,400,000
             Orange Cnty., FL Hlth. Facs. Auth. RB:
   2,150,000  Mayflower Retirement Community, (LOC: RaboBank
              Nederland), 2.70%, VRDN..............................     2,150,000
   1,500,000  PFOTER,
              (LIQ: Merrill Lynch & Co., Inc. & Ins. by U.S.
              Treasury),
              3.10%, 3/4/99 (a)....................................     1,500,000
     600,000 Palm Beach Cnty., FL IDRB, Florida Convalescent Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              3.95%, VRDN..........................................       600,000
   5,875,000 Palm Beach Cnty., FL Sch. Board COP, MSTR Ser. 1996B,
              (LIQ: Norwest Bank, N.A. & Ins. by AMBAC),
              3.15%, VRDN (a)......................................     5,875,000
   1,000,000 Palm Beach Cnty., FL Wtr. & Swr. RB, (LOC: Sanwa Bank,
              Ltd.), 4.10%, VRDN...................................     1,000,000
   1,000,000 Pinellas Cnty., FL HFA-MHRB, Foxbridge Apts. Proj.,
              (COLL: FNMA),
               2.75%, VRDN.........................................     1,000,000
     260,000 Pinellas Cnty., FL HFA-SFHRB, PFOTER, (LIQ: Merrill
              Lynch & Co., Inc. & COLL: FNMA),
              2.93%, VRDN (a)......................................       260,000
   3,300,000 Polk Cnty., FL IDRB, Sun Orchard, FL, Inc. Proj.,
              (LOC: Bank One, N.A.), 2.90%, VRDN...................     3,300,000
   2,000,000 Sarasota Cnty., FL Hlth. Fac. Auth. RB, Bay Village
              Proj.,
              (LOC: BankAmerica, N.A.), 2.75%, VRDN................     2,000,000
   1,800,000 St. John's Cnty., FL IDRB, Bronz-Glow Technologies
              Proj.,
              (LOC: SouthTrust Bank, N.A.), 3.02%, VRDN............     1,800,000

                              E V E R G R E E N
                     Florida Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999


  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
 $ 5,000,000 St. Petersburg (City of), FL Hlth. Fac. Auth. RB,
              Florida Blood Svcs. Inc. Proj.,
              (LOC: SouthTrust Bank, N.A.), 2.79%, VRDN..........   $ 5,000,000
     925,000 Suwannee Cnty, FL RB, Advent Christian Vlg. Inc.
              Proj., (LOC: BankAmerica, N.A.),
              2.80%, VRDN........................................       925,000
     400,000 Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC:
              BankAmerica, N.A.), 2.85%, VRDN....................       400,000
     2,500,000 Titusville, FL Multi-Purpose RB, (LOC: NationsBank,
              N.A.), 2.75%, VRDN.................................   $ 2,500,000
                                                                    -----------

     Total Investments - (cost $83,990,975).................  99.6%  83,990,975
     Other Assets and Liabilities - net.....................   0.4      352,919
                                                             -----  -----------
     Net Assets - .......................................... 100.0% $84,343,894
                                                             =====  ===========
(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC   American Municipal Bond Assurance Corp.
COLL    Collateral
COP     Certificates of Participation
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
HFA     Housing Finance Authority
IDA     Industrial Development Authority
IDRB    Industrial Development Revenue Bond
LIQ     Liquidity Provider
LOC     Letter of Credit
MHRB    Multifamily Housing Revenue Bond
MBIA    Municipal Bond Investors Assurance Corp.
MSTR    Municipal Securities Trust Receipt
PFOTER  Putable Floating Option Tax Exempt Receipt
RB      Revenue Bond
SFHRB   Single Family Housing Revenue Bond
SPA     Security Purchase Agreement
VRDN    Variable Rate Demand Note


Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1999.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of prin-cipal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered deriva-tive securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and mar-ket risk.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Fund

                            Schedule of Investments
                                January 31, 1999

  Principal
    Amount                                                      Value

 BANKERS' ACCEPTANCES - 0.1% (cost $4,999,790)
 $  5,000,000 Barclays Bank, 5.65%, 3/2/99................   $  4,999,790
                                                             ------------
 CERTIFICATES OF DEPOSIT - 3.0%
   15,000,000 Abbey National PLC, Treasury Svcs., MTN,
               5.59%, 2/3/99..............................     14,999,961
  150,000,000 Deutsche Bank AG, 5.16%, 1/12/00............    150,000,000
   30,000,000 Rabobank Nederland N.V., 5.75%, 4/27/99.....     29,996,655
    5,000,000 Societe Generale (New York), 5.80%, 4/1/99..      4,999,845
   12,000,000 Swiss Bank (New York), 5.65%, 3/5/99........     11,999,496
                                                             ------------
              Total Certificates of Deposit
               (cost $211,995,957)........................    211,995,957
                                                             ------------
 COMMERCIAL PAPER - 54.7%*
              Asset Backed - 1.8%
              Special Purpose Accounts Receivables:
   50,000,000 5.35%, 2/11/99..............................     49,925,694
   75,000,000 5.37%, 2/10/99..............................     74,899,313
                                                             ------------
                                                              124,825,007
                                                             ------------
              Banks - 0.8%
   55,000,000 Unibanco Uniao de Bancos, 5.49%, 4/16/99....     54,379,325
                                                             ------------
              Commercial Services - 0.6%
   44,600,000 PHH Corp., 4.96%, 2/23/99...................     44,464,812
                                                             ------------
              Finance & Insurance - 48.3%
              Aetna Svcs., Inc.:
   50,000,000 4.96%, 2/8/99...............................     49,951,778
   50,000,000 4.98%, 2/9/99...............................     49,944,666
              Alpine Securitization Corp.:
   49,984,000 4.85%, 2/4/99...............................     49,963,798
   69,890,000 4.85%, 2/8/99...............................     69,824,090
   50,000,000 4.90%, 2/2/99...............................     49,993,194
   60,000,000 4.92%, 2/2/99...............................     59,991,800
              Atlantic Asset Securitization Corp.:
   62,571,000 4.87%, 2/5/99...............................     62,537,142
   57,003,000 4.88%, 2/17/99..............................     56,879,367
   88,339,000 Barton Capital Corp.,
               4.90%, 2/5/99..............................     88,290,904
              Broadway Capital Corp.:
   45,186,000 4.90%, 2/24/99..............................     45,044,543
   16,069,000 4.95%, 2/8/99...............................     16,053,533
              Budget Funding Corp.:
   75,000,000 4.85%, 2/3/99...............................     74,979,792
  150,000,000 4.89%, 2/4/99...............................    149,938,875
   32,000,000 Centauri Fin. Corp., 5.70%, 3/2/99..........     32,012,995
              Concord Minutemen Capital Corp.:
   71,821,000 4.85%, 3/19/99..............................     71,375,909
   75,000,000 4.86%, 2/2/99...............................     74,989,875
   60,669,000 4.87%, 3/12/99..............................     60,348,921
  175,000,000 Corporate Recievables Corp.,
               4.92%, 2/16/99.............................    174,641,250
              Countrywide Funding Corp.:
  100,000,000 4.88%, 2/23/99..............................     99,701,778
   63,000,000 4.90%, 2/16/99..............................     62,871,375
   45,000,000 4.90%, 2/17/99..............................     44,902,000
  103,064,000 Enterprise Funding Corp., (LOC: NationsBank)
               4.83%, 2/5/99..............................    103,008,689
              Gotham Funding Corp.,
               (LOC: Republic Bank):
   30,000,000 5.05%, 2/8/99...............................     29,970,542
   30,000,000 5.05%, 2/24/99..............................     29,903,208
   79,141,000 Greenwich Funding Corp., 4.90%, 2/12/99.....     79,022,508
   50,000,000 Heller Financial Inc., 4.90%, 4/13/99.......     49,516,806
              Lexington Parker Capital Corp.:
  100,000,000 4.88%, 2/19/99..............................     99,756,000
  100,000,000 4.90%, 2/1/99...............................    100,000,000
              Metris Owner Trust:
   81,358,000 4.87%, 2/23/99..............................     81,115,870
   72,210,000 4.90%, 2/18/99..............................     72,042,914
   60,171,000 5.00%, 2/4/99...............................     60,145,929
              Moat Funding LLC:
   62,985,000 4.82%, 6/15/99..............................     61,854,979
   50,000,000 4.84%, 6/3/99...............................     49,179,889
   50,187,000 4.90%, 2/16/99..............................     50,084,535
   50,000,000 4.90%, 2/17/99..............................     49,891,111
   50,000,000 4.95%, 4/6/99...............................     49,560,000
   25,000,000 4.95%, 4/7/99...............................     24,776,562
   50,000,000 5.32%, 3/16/99..............................     49,682,278
              Mont Blanc Capital Corp.:
   83,000,000 4.84%, 4/6/99...............................     82,285,831
   25,000,000 5.28%, 2/17/99..............................     24,941,333
              Orix America, Inc., (LOC: Norinchukin Bank):
   75,000,000 5.81%, 2/3/99...............................     75,000,000
   25,000,000 5.85%, 3/15/99..............................     25,000,000
   31,408,000 Park Avenue Recreation Corp., 4.86%,
               3/4/99.....................................     31,276,558
   30,112,000 Receivables Capital Corp., 4.89%, 2/10/99...     30,075,188
   50,000,000 Sanwa Business Credit Corp., (LOC: Fuji Bank
               Ltd.) 4.93%, 2/1/99........................     50,000,000
   75,000,000 Sigma Fin. Inc.,
               4.83%, 4/21/99.............................     74,205,063
              Thames Asset Global Securitization:
   87,517,000 4.90%, 2/5/99...............................     87,469,352
   30,000,000 5.27%, 3/19/99..............................     29,797,983
   50,000,000 5.41%, 2/16/99..............................     49,887,292
   35,123,000 5.48%, 2/5/99...............................     35,101,614
   33,562,000 Triple A One Funding Corp., 4.90%, 2/18/99..     33,484,341
              Westways Funding Corp.:
   54,109,000 4.86%, 4/30/99..............................     53,466,185
  103,447,000 4.87%, 3/10/99..............................    102,929,219
   30,449,000 4.88%, 3/10/99..............................     30,296,281
   92,213,000 4.88%, 3/15/99..............................     91,688,001
                                                           --------------
                                                            3,390,653,646
                                                           --------------
              Industrial Specialty Products &
                Services - 2.5%
              Johnson Controls, Inc.:
   77,000,000 4.88%, 2/1/99...............................     77,000,000
  100,000,000 5.35%, 3/5/99...............................     99,524,445
                                                           --------------
                                                              176,524,445
                                                           --------------

                              E V E R G R E E N
                              Money Market Fund

                      Schedule of Investments (continued)
                               January 31, 1999

  Principal
    Amount                                                       Value

 COMMERCIAL PAPER - continued
              Telecommunication Services & Equipment -
                0.7%
 $ 50,000,000 GTE Corp., 4.92%, 2/26/99...................   $   49,829,167
                                                             --------------
              Total Commercial Paper
               (cost $3,840,676,402)......................    3,840,676,402
                                                             --------------
 CORPORATE BONDS & NOTES - 36.9%
   80,000,000 Aetna Svcs., Inc.,
               5.66%, 5/29/99.............................       80,000,000
              Associates Corp. of North America:
   20,000,000 6.13%, 11/12/99.............................       20,159,457
   17,161,000 6.75%, 10/15/99.............................       17,363,727
    1,030,000 7.25%, 9/1/99...............................        1,042,173
    4,927,000 7.50%, 5/15/99..............................        4,948,069
   50,000,000 Bankers Trust Corp., (New York), MTN, 4.96%,
               2/1/99.....................................       50,000,000
    9,000,000 Beneficial Corp.,
               5.32%, 3/23/99.............................        9,000,571
              Beta Financial Corp.:
   25,000,000 5.69%, 3/2/99...............................       25,007,877
   20,000,000 5.69%, 3/5/99...............................       20,000,000
   28,000,000 5.70%, 3/31/99..............................       28,019,038
   70,000,000 Bravo Trust Series, FRN, 5.08%, 4/15/99.....       70,000,000
              Caterpillar Financial Svcs., Inc.:
   50,000,000 4.99%, VRDN.................................       49,978,316
    5,000,000 6.16%, 11/1/99..............................        5,037,172
   12,000,000 6.87%, 11/1/99..............................       12,159,023
              Centauri Fin. Corp.:
   60,000,000 5.15%, 1/19/00..............................       60,000,000
   15,000,000 5.71%, 3/30/99..............................       15,000,000
              FRN:
   10,000,000 4.95%, 2/16/99..............................       10,000,000
  100,000,000 4.96%, 2/2/99...............................      100,000,000
              CIT Group Holdings, Inc., MTN:
    9,590,000 6.25%, 10/4/99..............................        9,666,948
    5,000,000 6.38%, 5/21/99..............................        5,007,822
    9,060,000 Commercial Credit Group, Inc.,
               10.00%, 5/1/99.............................        9,147,804
   85,000,000 Countrywide Funding Corp., MTN, 5.20%,
               1/11/00....................................       85,000,000
   40,000,000 Countrywide Home Loans, 5.34%, 2/6/99.......       39,958,956
   60,000,000 Credit Suisse First Boston, Corp., MTN,
               5.06%, 2/2/99..............................       60,000,000
   29,250,000 Dean Witter Discover & Co., FRN, 4.88%,
               2/2/99.....................................       29,250,205
    6,000,000 Discover Credit Corp., MTN, 8.38%, 5/4/99...        6,036,202
   50,225,000 Empress River Casino Fin. Corp., 10.75%,
               4/1/99.....................................       53,293,992
              Finova Capital Corp.:
    5,000,000 6.37%, 4/15/99..............................        5,008,736
   11,200,000 MTN
              6.38%, 4/15/99..............................       11,211,897
              Ford Motor Credit Co.:
    3,000,000 7.50%, 11/15/99.............................        3,054,870
    5,675,000 8.88%, 6/15/99..............................        5,734,856
   10,850,000 MTN
              7.50%, 11/19/99.............................       11,051,959
              General Motors Acceptance Corp.:
   10,584,000 6.05%, 10/4/99..............................       10,653,245
    4,000,000 8.00%, 10/1/99..............................        4,076,464
   10,000,000 8.63%, 6/15/99..............................       10,098,046
              MTN:
   39,755,000 6.40%, 5/17/99..............................       39,822,009
   24,405,000 8.40%, 10/15/99.............................       24,965,607
    5,975,000 Gesmundo & Associates, Inc., FRN, (LOC:
               National City Bank)
               4.89%, 2/4/99..............................        5,975,000
              Goldman Sachs Group L.P., MTN:
   30,000,000 5.03%, 2/15/99 (a)..........................       30,000,000
   70,000,000 5.31%, 2/2/99 (a)...........................       70,000,000
   23,900,000 6.82%, 12/28/99 (a).........................       24,267,309
   21,895,000 Health Care Funding LLC,
               (LOC: National City Bank)
               4.89%, VRDN................................       21,895,000
    1,000,000 Heinz, H.J. Co.,
               6.75%, 10/15/99............................        1,011,813
              Heller Financial, Inc.:
   13,000,000 7.88%, 11/1/99..............................       13,251,943
    7,500,000 FRN
              5.22%, 4/27/99..............................        7,503,320
    5,250,000 MTN
              6.51%, 9/20/99..............................        5,289,903
   28,200,000 Heller Pass Through Asset Trust,
               6.35%, 8/15/99.............................       28,315,592
    8,125,000 Houlihan Brothers,
               (LOC: National City Bank)
               4.89% VRDN.................................        8,125,000
   10,000,000 Household Fin. Corp., MTN, 5.88%, 12/1/99...       10,062,919
   60,000,000 IBM Credit Corp., MTN,
               4.94%, 2/2/99..............................       59,996,292
   50,000,000 J.P. Morgan & Co., Inc., MTN, 5.75%, 3/10/99       50,000,000
    4,405,000 KBL Capital Funding, Inc., (LOC: National
              City Bank) 4.89%, VRDN......................        4,405,000
   15,000,000 Keycorp Institutional Capital Corp.,
               6.63%, 6/1/99..............................       15,044,967
   12,900,000 LAM Funding LLC,
              (LOC: National City Bank) 4.89%, VRDN.......       12,900,000
              Lehman Brothers Holdings, Inc.:
   38,055,000 6.30%, 8/11/99..............................       38,239,135
   28,719,000 6.40%, 12/27/99.............................       28,941,893
   14,500,000 6.63%, 1/24/00..............................       14,636,890
    9,500,000 6.65%, 1/24/00..............................        9,595,579
    4,000,000 6.78%, 5/6/99...............................        4,009,013
   23,515,000 8.38%, 2/15/99..............................       23,536,636
   20,630,000 10.00%, 5/15/99.............................       20,866,788
   60,000,000 FRN:
              5.08%, 2/22/99 (a)..........................       60,000,000
   50,000,000 Liberty Lighthouse United States Capital, MTN,
               5.26%, 2/10/00.............................       50,000,000
  132,100,000 Macon Trust Pooled Variable Certificates,
              5.00%, VRDN.................................      132,100,000
              Merrill Lynch & Co., Inc.,
   25,000,000 4.93%, 2/1/99...............................       25,000,000
   59,000,000 5.09%, 2/7/00...............................       59,000,000
    4,500,000 6.38%, 3/30/99..............................        4,504,333

                              E V E R G R E E N
                               Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
    Amount                                                             Value
 CORPORATE BONDS & NOTES - continued
 $ 10,000,000 Morgan Guarantee Trust Co. of New York,
               5.55%, 2/4/99....................................   $    9,999,956
   20,000,000 Morgan Stanley Dean Witter Discover & Co.,
               5.34%, 3/12/99...................................       20,000,000
   12,850,000 NationsBank, N.A.,
               5.55%, 2/11/99...................................       12,849,831
   25,000,000 Paccar Financial Corp., MTN, 4.81%, 2/26/99.......       24,997,498
              PHH Corp., MTN:
   80,000,000 5.03%, 2/17/99....................................       80,000,000
   60,000,000 5.86%, 7/26/99....................................       60,001,373
   25,000,000 5.88%, 8/4/99.....................................       25,000,000
   45,000,000 Restructured Asset Securitization, FRN,
               5.26%, 2/8/99 (a)................................       45,000,000
   15,000,000 Rhyan Fundings LLC,
               (LOC: National City Bank) 4.89%, VRDN............       15,000,000
              Salomon, Inc.:
   31,950,000 7.00%, 5/15/99....................................       32,052,483
    4,725,000 7.88%, 10/1/99....................................        4,806,758
    5,000,000 Sears Roebuck & Co., 9.50%, 6/1/99................        5,056,394
    4,000,000 Sears Roebuck Acceptance Corp., MTN,
               6.24%, 11/15/99..................................        4,037,267
              Sigma Fin. Corp.:
   60,000,000 5.07%, 2/12/99....................................       60,000,000
   50,000,000 5.71%, 3/2/99.....................................       50,000,000
   19,155,000 Square Butte Electric Corp., (LOC: Bank of America
               National Trust & Savings Association) 4.98%,
               VRDN.............................................       19,155,000
   75,000,000 Structured Product Trust, 5.28%, 3/18/99 (a)......       75,000,000
   50,000,000 Swedbank Sparbanken Svenge, 5.85%, 5/14/99........       49,993,317
   17,330,000 Texaco Capital Inc., 9.00%, 12/15/99..............       17,890,123
    7,840,000 Tokai Financial Svcs., Inc., 6.25%, 9/20/99.......        7,864,041

  Principal
    Amount                                                       Value
 CORPORATE BONDS & NOTES - continued
 $131,000,000 Transamerica Fin. Corp., MTN, 5.22%,
               4/22/99....................................   $  131,002,597
    5,200,000 Travelers Property Casualty Corp., 6.75%,
               9/1/99.....................................        5,228,702
                                                             --------------
              Total Corporate Bonds & Notes
               (cost $2,594,164,706)......................    2,594,164,706
                                                             --------------
 FUNDING AGREEMENTS - 5.3%
   20,000,000 Combined Insurance Co. of America, FRN,
               5.36%, 12/1/99 (a).........................       20,000,000
  150,000,000 General American, Cash Manager Plus, FRN,
               5.78%, 2/1/99 (a)..........................      150,000,000
  100,000,000 Jackson National Funding, 5.93%, 7/20/99
               (a)........................................      100,000,000
   50,000,000 Jackson National Life Insurance Co.,
               5.91%, 7/20/99 (a).........................       50,000,000
   30,000,000 Monumental Life Insurance Co., FRN,
               5.20%, 2/1/99 (a)..........................       30,000,000
   20,000,000 Peoples Security Life, FRN, 5.25%, 2/1/99
               (a)........................................       20,000,000
                                                             --------------
              Total Funding Agreements
               (cost $370,000,000)........................      370,000,000
                                                             --------------
 MUNICIPAL BONDS - 0.6%
   25,000,000 Richmond Cnty., GA, IDA Rev.,
               6.00%, 6/1/99..............................       25,000,000
   15,900,000 Warren County, KY, IDA Rev., 4.95%, VRDN....       15,900,000
                                                             --------------
              Total Municipal Bonds
               (cost $40,900,000).........................       40,900,000
                                                             --------------
  Shares
MUTUAL FUND SHARES - 0.2% (cost $15,675,041)
15,675,041  Federated Prime Value Obligation Fund.........       15,675,041
                                                                 ----------
              Total Investments -
               (cost $7,078,411,896)................  100.8%  7,078,411,896
              Other Assets and Liabilities - net....   (0.8)    (53,943,362)
                                                      -----  --------------
              Net Assets -..........................  100.0% $7,024,468,534
                                                      =====  ==============

 *  Rates listed represent yield to maturity.
(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
FRN   Floating Rate Note
IDA   Industrial Development Authority
LOC   Letter of Credit
MTN   Medium Term Note
VRDN  Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1999.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                         Municipal Money Market Fund

                            Schedule of Investments
                                January 31, 1999

  Principal
   Amount                                                        Value
 MUNICIPAL OBLIGATIONS - 99.0%
             Alabama - 1.6%
             Alabama St. IDRB:
 $ 2,005,000 Air-Dro Cylinders, Inc., (LOC: SouthTrust
             Bank, N.A.), 3.10%, VRDN.....................   $    2,005,000
   3,345,000 Automation Technology
             Industries, Inc.,
             (LOC: Columbus Bank & Trust Co.),
             3.10%, VRDN..................................        3,345,000
             Birmingham, AL Comml. Dev. Auth. RB, (LOC:
              Amsouth Bank, N.A.):
     925,000 Avondale Commerce Park, Phase II,
             3.10%, VRDN..................................          925,000
     580,000 Southside Business Ctr., 3.10%, VRDN.........          580,000
   1,410,000 Florence, AL IDRB, Die Tech Inc. Proj., (LOC:
              SouthTrust Bank, N.A.),
              3.07%, VRDN.................................        1,410,000
   1,200,000 Guntersville, AL IDRB, KSG Realty Inc. Proj.,
              (LOC: Natl. Bank of Canada),
              3.07%, VRDN.................................        1,200,000
   2,290,000 Hackleberg, AL IDRB, River Birch Homes Proj.,
              (LOC: Amsouth Bank, N.A.), 3.20%, VRDN......        2,290,000
   2,500,000 Huntsville, AL IDRB,
              (LOC: First of America),
              2.95%, VRDN.................................        2,500,000
   2,655,000 Mobile Cnty., AL IDRB, Sherman
              Intl. Corp., Ser. 1994A, (LOC: Columbus Bank
              & Trust Co.),
              3.10%, VRDN.................................        2,655,000
   3,250,000 Oxford, AL GO, Swr. Warrants, MSTR (LOC:
              Societe Generale & Ins. by AMBAC),
              2.92%, VRDN (a).............................        3,250,000
                                                             --------------
                                                                 20,160,000
                                                             --------------
             Arizona - 0.0%
     150,000 Maricopa Cnty., AZ IDA, McLane Co., Inc.
              Proj., (LOC: Wachovia Bank of Georgia),
              3.20%, VRDN.................................          150,000
                                                             --------------
             Arkansas - 0.3%
   3,455,000 Magnolia, AR IDRB, American Fuel Cell Proj.,
              (LOC: Credit Comml. de France),
              3.05%, VRDN.................................        3,455,000
                                                             --------------
             California - 5.1%
   8,500,000 California Econ. Dev. Fin. Auth. IDRB,
              Advanced Aerodynamics Proj., (LOC: Sumitomo
              Bank, Ltd.),
              3.95%, VRDN.................................        8,500,000
   5,000,000 California Statewide CDA-RB, Sutter Hlth.
              Obl. Group,
              (LOC: Indl. Bank of Japan, Ltd. & Ins. by
              AMBAC),
              3.65%, VRDN.................................        5,000,000

  Principal
   Amount                                                        Value
 MUNICIPAL OBLIGATIONS - continued
             California - continued
 $ 4,250,000 City of Paramount, CA MHRB, Century Place
              Apts., Ser. 1989A,
              (LOC: Heller Finl. Inc.),
              3.69%, VRDN.................................   $    4,250,000
   1,900,000 Glenn Cnty., CA IDA-PCRB, Land O'Lakes, Inc.
              Proj., Ser. 1995, (LOC: Sanwa Bank, Ltd.),
              3.10%, VRDN.................................        1,900,000
             Los Angeles, CA MHRB:
  20,000,000 Channel Gateway Apts., Ser. 89B, (LOC: Fuji
             Bank, Ltd.),
             4.40%, VRDN..................................       20,000,000
  11,255,000 Oakwood Apts. Proj., Ser. 1989B,
             (LOC: Sumitomo Bank, Ltd.),
             4.25%, VRDN..................................       11,255,000
   1,000,000 Ontario, CA IDRB, Erenberg Bros. Proj., Ser.
              1988A, Issue I,
              (LOC: Tokai Bank, Ltd.), 4.90%, VRDN........        1,000,000
   8,500,000 Orange Cnty., CA Apt. Dev. RB, Park Place
              Apts.,
              (LOC: Tokai Bank, Ltd.), 5.22%, VRDN........        8,500,000
   4,400,000 Sacramento Cnty., CA MHRB, River Terrace
              Apts. Proj., Ser. C,
              (LOC: Dai-Ichi Kangyo Bank, Ltd.),
              4.40%, VRDN.................................        4,400,000
                                                             --------------
                                                                 64,805,000
                                                             --------------
             Colorado - 2.3%
   5,000,000 Adams Cnty., CO IDRB, Yellow Freight Sys.,
              Inc., Ser. 1983,
              (LOC: LaSalle Natl. Bank), 3.05%, VRDN......        5,000,000
  14,610,000 Colorado Pub. Hwy. Auth. RB, MSTR, Ser. 1998-
              54, Class A
              (LIQ: Bear Stearns Capital Markets & Ins. by
              MBIA),
              2.92%, VRDN (a).............................       14,610,000
   1,250,000 El Paso Cnty., CO Sch. Dist. RB, MSTR, Ser.
              1996D
              (LOC: Norwest Bank, N.A. & Ins. by FSA),
              3.15%, VRDN (a).............................        1,250,000
   1,850,000 Highlands Ranch, CO Metro. Dist. RB, MSTR,
              Ser. 1996E
              (LOC: Norwest Bank, N.A. & Ins. by FSA),
              3.15%, VRDN (a).............................        1,850,000
   5,000,000 Jefferson Cnty., CO COP, MSTR, Ser. 1996F
              (LOC: Norwest Bank, N.A. & Ins. by MBIA),
              3.15%, VRDN (a).............................        5,000,000
   2,220,000 Pueblo Cnty., CO Sch. Dist. COP, (LOC:
              Norwest Bank, N.A. & Ins. by MBIA),
              3.15%, VRDN (a).............................        2,220,000
                                                             --------------
                                                                 29,930,000
                                                             --------------

                               E V E R G R E E N
                          Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
   Amount                                                        Value
 MUNICIPAL OBLIGATIONS - continued
             Delaware - 0.4%
 $ 3,000,000 Delaware St. EDA-IDRB, Arlon, Inc., Ser.
              1989, (LOC: Bank of America, N.A.),
              3.10%, VRDN.................................   $    3,000,000
   2,480,000 New Castle Cnty., DE EDRB, Toys R Us Inc.
              Proj., (LOC: Bankers Trust Co., NY),
              3.10%, VRDN.................................        2,480,000
                                                             --------------
                                                                  5,480,000
                                                             --------------
             Florida - 0.8%
   2,800,000 Orange Cnty., FL HFA MHRB, Oakwood Proj.,
              Ser. 1985E, (LOC: Fleet Bank, N.A.),
              3.55%, 10/1/99..............................        2,800,000
   6,835,000 Orange Cnty., FL Hlth. Facs. Auth. MSTR, SAK
              11, (LOC: Credit Suisse First Boston Corp. &
              Ins. by AMBAC),
              2.95%, VRDN (a).............................        6,835,000
                                                             --------------
                                                                  9,635,000
                                                             --------------
             Georgia - 6.5%
   1,000,000 Albany Dougherty Cnty., GA Hosp.
              RB, Merck & Co. Proj., Ser. 1984A, (Gtd. by
              Merck & Co.),
              3.20%, VRDN.................................        1,000,000
   5,000,000 Albany Dougherty Cnty., GA Payroll
              RB, Merck & Co. Proj., Ser. 1982, (Gtd. by
              Merck & Co.),
              2.95%, VRDN.................................        5,000,000
  24,785,000 Bibb Cnty., GA GO, Ser. 1998C,
              Class A (LOC: Caisse de Depots et
              Consignations),
              2.92%, VRDN (a).............................       24,785,000
   1,000,000 Cherokee Cnty., GA EDA-IDRB, Piolax Corp.
              Proj., (LOC: Indl. Bank of Japan),
              4.30%, VRDN.................................        1,000,000
   2,200,000 Columbus, GA HFA-MHRB, Quail Ridge Proj.,
              Ser. 1988, (LOC: Columbus Bank & Trust Co.),
              3.20%, VRDN.................................        2,200,000
   3,200,000 Conyers, GA IDRB, Handleman Co. Proj., (LOC:
              Columbus Bank & Trust Co.),
              3.00%, VRDN.................................        3,200,000
   7,000,000 Fayette Cnty., GA IDRB, Shinsei Corp. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.10%, VRDN.................................        7,000,000
  14,510,000 Georgia Muni. Elec. Auth., MTC-27A, (LOC:
              Bank One, N.A. & Ins. by MBIA),
              2.92%, VRDN (a).............................       14,510,000
             Georgia Muni. Elec. Auth. Pwr. RB (LOC:
              Credit Suisse First Boston Corp. & Ins. by
              MBIA):
   8,000,000 MSTR, SAK-14,
             2.95%, VRDN (a)..............................        8,000,000
   5,040,000 MSTR, SAK-15,
             2.95%, VRDN (a)..............................        5,040,000

  Principal
   Amount                                                        Value
 MUNICIPAL OBLIGATIONS - continued
             Georgia - continued
 $ 6,000,000 Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj.,
              Ser. 1985,
              (LOC: Indl. Bank of Japan, Ltd.),
              4.20%, VRDN.................................   $    6,000,000
   5,000,000 Savannah, GA EDA-IDRB, Fuji Vegetable Oil,
              Inc., Ser. 1989, (LOC: Bank of Tokyo-
              Mitsubishi, Ltd.),
              4.10%, VRDN.................................        5,000,000
                                                             --------------
                                                                 82,735,000
                                                             --------------
             Hawaii - 1.3%
   2,795,000 Hawaii GO, ROC, Ser. 1998-7,
              (LOC: Toronto Dominion Bank & Ins. by MBIA),
              2.92%, VRDN (a).............................        2,795,000
             Hawaii Hsg. Fin. & Dev. Corp.
              RB, Rental Hsg. Sys. Proj.
              (LOC: Indl. Bank of Japan, Ltd.):
  11,900,000 Ser. A, 4.25%, VRDN..........................       11,900,000
   1,900,000 Ser. B, 4.25%, VRDN..........................        1,900,000
                                                             --------------
                                                                 16,595,000
                                                             --------------
             Idaho - 1.1%
  10,000,000 Education Funding Assn., Inc., ID
              Student Loan RB, Ser. 1997-A,
              (LOC: First Security Bank, N.A.),
              2.95%, VRDN.................................       10,000,000
   4,500,000 Twin Falls, ID IDRB, Longview Fibre Co.
              Proj.,
              (LOC: Sumitomo Bank, Ltd.),
              4.25%, VRDN.................................        4,500,000
                                                             --------------
                                                                 14,500,000
                                                             --------------
             Illinois - 14.1%
   2,820,000 Arlington Heights, IL, MHRB, Dunton Tower
              Apts. Proj.,
              (LOC: Heller Finl., Inc.),
              3.65%, VRDN.................................        2,820,000
   9,510,000 Aurora, IL MHRB, Fox Valley Vlg.
              Apts., Ser. 1993,
              (LOC: Sumitomo Bank, Ltd.),
              3.95%, VRDN.................................        9,510,000
             Chicago, IL GO:
  13,076,972 ABN-Amro Munitops Certificates Trust, Ser.
             1997-1,
             (LOC: LaSalle Natl. Bank, N.A.), 3.05%, VRDN
             (a)..........................................       13,076,972
  16,000,000 ABN-Amro Munitops Certificates Trust, Ser.
             1998-3,
             (LOC: ABN-Amro Bank &
             Ins. by FGIC),
             2.90%, VRDN (a)..............................       16,000,000
   2,900,000 MSTR, Ser. 1995A-2, SAK-13,
             (LIQ: Credit Suisse First Boston Corp. & Ins.
             by AMBAC),
             2.95%, VRDN (a)..............................        2,900,000
   4,200,000 Chicago, IL IDRB, Federal Marine Terminal
              Proj.,
              (LOC: LaSalle Natl. Bank, N.A.),
              3.05%, VRDN.................................        4,200,000

                              E V E R G R E E N
                         Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
   Amount                                                        Value
 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
 $ 9,000,000 Chicago, IL O'Hare Int'l Airport,
              Special Facs. RB, Northwest Airlines Inc.,
              Ser. A, (LOC: Bank of Tokyo-Mitsubishi,
              Ltd.),
              3.85%, VRDN.................................   $    9,000,000
   3,490,000 Chicago, IL Sales Tax RB, Master Lease
              Program, (LOC: Citibank, N.A. & Ins. by
              FGIC),
              2.92%, VRDN (a).............................        3,490,000
   7,055,000 Franklin Park, IL GO, MSTR,
              Ser. 1993, (LOC: Societe Generale & Ins. by
              AMBAC),
              2.92%, VRDN (a).............................        7,055,000
  16,640,000 Hazelcrest (Vlg. of), IL Retirement Ctr. RB,
              Waterford Estates Proj., Ser. 1992A, (LOC:
              Sumitomo Bank, Ltd.),
              3.95%, VRDN.................................       16,640,000
  34,400,000 Illinois GO, ROC, Ser. 1998-39,
              (LOC: Toronto Dominion Bank),
              2.92%, VRDN (a).............................       34,400,000
   3,500,000 Illinois IDRB, MTI Corp. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
              4.20%, VRDN.................................        3,500,000
   6,900,000 Illinois Dev. Fin. Auth. RB,
              General Accident Insurance Co. of America,
              Ser. 1985-ARB, (Gtd. by Gen. Accident Ins.
              Co. of America),
              3.55%, 3/1/99...............................        6,899,851
   1,100,000 Lombard, IL IDRB, Chicago Roll Co., Inc.,
              Ser. 1995, (LOC: America Natl. Bank & Trust,
              N.A.),
              3.00%, VRDN.................................        1,100,000
  16,755,000 Metropolitan Pier & Exposition Auth., IL,
              PFOTER, Ser. PZ-1, (LIQ: Merrill Lynch &
              Co., Inc. & Ins. by FGIC),
              3.15%, VRDN (a).............................       16,755,000
   1,000,000 Peoria, IL IDRB, PMP Fermentation Products,
              Inc., (LOC: Sanwa Bank, Ltd.),
              4.25%, VRDN.................................        1,000,000
   6,500,000 Peoria, IL Sld. Wst. Disp. RB, PMP
              Fermentation Products, Inc.,
              Ser. 1996, (LOC: Sanwa Bank, Ltd.),
              4.25%, VRDN.................................        6,500,000
   1,850,000 Skokie, IL, EDRB, Skokie Fashion Sq. Proj.,
              (LOC: LaSalle Natl. Bank),
              3.075%, VRDN................................        1,850,000
  15,210,000 Vernon Hills, IL MHRB, Hawthorn Lakes Proj.,
              Ser. 1991, (LIQ: Fuji Bank, Ltd. & Ins. by
              FSA),
              2.95%, VRDN.................................       15,210,000
   7,900,000 West Chicago, IL IDRB, Acme Printing Inc.,
              Ser. 1989, (LOC: Bank of Tokyo-Mitsubishi,
              Ltd.),
              4.35%, VRDN.................................        7,900,000
                                                             --------------
                                                                179,806,823
                                                             --------------

  Principal
   Amount                                                        Value
 MUNICIPAL OBLIGATIONS - continued
             Indiana - 1.2%
 $ 6,000,000 Avilla, IN EDRB, Pent Assemblies Inc., Ser.
              1996, (LOC: Natl. City Bank),
              4.35%, 2/1/99...............................   $    6,000,000
   1,920,000 Madison, IN IDRB, Century Tube Corp. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              3.95%, VRDN.................................        1,920,000
   2,000,000 South Bend, IN MHRB, Maple Lane Assoc. Proj.,
              Ser. 1987, (LOC: FHLB of Indianapolis),
              3.00%, VRDN.................................        2,000,000
   5,000,000 Spencer Cnty., IN PCRB, American Iron Oxide
              Co. Proj., (LOC: Bank of Tokyo-Mitsubishi,
              Ltd.),
              3.92%, VRDN.................................        5,000,000
                                                             --------------
                                                                 14,920,000
                                                             --------------
             Iowa - 0.8%
  10,000,000 Iowa Fin. Auth. Hosp. Fac. RB, Iowa Hlth.
              Sys., MSTR, Ser. 1998-26, Class A, (LIQ:
              Bear Stearns Capital Markets & Ins. by
              MBIA),
              3.63%, 2/11/99 (a)..........................       10,000,000
                                                             --------------
             Kansas - 0.2%
             Salina (City of), KS RB, Salina
              Central Mall Partnership,
              (LOC: NationsBank, N.A.):
   1,105,000 Dillard's Proj.,
             2.95%, VRDN..................................        1,105,000
   1,200,000 Penney's Proj.,
             2.95%, VRDN..................................        1,200,000
                                                             --------------
                                                                  2,305,000
                                                             --------------
             Kentucky - 0.1%
   1,735,000 Jefferson Cnty., KY Indl. Bldg. RB, Beneke
              Wire Co. & Saranac Proj., (LOC: PNC Bank,
              N.A.),
              3.00%, VRDN.................................        1,735,000
                                                             --------------
             Louisiana - 0.7%
   9,000,000 West Baton Rouge Parish, LA Indl. Distr. RB,
              Dow Chemical Co. Proj., Ser. B, (Gtd. by Dow
              Chemical Co.),
              3.25%, VRDN.................................        9,000,000
                                                             --------------
             Massachusetts - 0.2%
             Massachusetts Indl. Fin. Auth., IDRB:
     300,000 Copley Pharmaceutical, Inc.,
             (LOC: BankBoston, N.A.),
             4.55%, VRDN..................................          300,000
     555,000 Kryptonite Issue, Ser. 1990,
             (LOC: BankBoston, N.A.),
             4.00%, 9/1/99................................          555,000
     500,000 Leavy Realty & Jencoat Metal Inc. Proj., Ser.
             1994,
             (LOC: BankBoston, N.A.),
             4.30%, VRDN..................................          500,000

                              E V E R G R E E N
                         Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             Massachusetts - continued
             Massachusetts Indl. Fin. Auth., IDRB --
               continued
 $   700,000 Portland Causeway Realty Trust Co., Ser.
             1988,
             (LOC: Citibank, N.A.),
             4.25%, VRDN..................................   $      700,000
                                                             --------------
                                                                  2,055,000
                                                             --------------
             Michigan - 0.7%
   6,000,000 Michigan St. Jobs Dev. Auth., PCRB, Mazda
              Motor Mfg. USA Corp.,
              (LOC: Sumitomo Bank, Ltd.),
              4.20%, VRDN.................................        6,000,000
   3,260,000 Sault Sainte Marie, MI Tribe Bldg. Auth. RB,
              Ser. 1996A,
              (LOC: Natl. City Bank),
              3.65%, 6/1/99...............................        3,260,000
                                                             --------------
                                                                  9,260,000
                                                             --------------
             Minnesota - 4.8%
   1,575,000 Duluth, MN EDA Healthcare RB, Benedictine
              Inc., MSTR, Ser. 1994E, (LOC: Norwest Bank,
              N.A.),
              3.15%, VRDN (a).............................        1,575,000
   1,890,000 Duluth, MN EDA Hosp. Facs. RB,
              St. Luke's Hosp., MSTR, Ser. 1994F, (LOC:
              Norwest Bank, N.A.),
              3.15%, VRDN (a).............................        1,890,000
             Minneapolis, MN GO
              (LOC: Norwest Bank, N.A.):
     850,000 Convention Ctr. Proj., MSTR,
             Ser. 1996B,
             3.15%, VRDN (a)..............................          850,000
   4,220,000 Sports Arena Proj., MSTR, Ser. 1996A,
             3.15%, VRDN (a)..............................        4,220,000
             Minneapolis-St. Paul, MN Hsg. & Redev. Auth.
              Healthcare Sys. RB, MSTR: (LOC: Norwest
              Bank, N.A. & Ins. by FSA):
   6,500,000 Ser. 1996E,
             3.15%, VRDN (a)..............................        6,500,000
   1,310,000 Ser. 1996G,
             3.15%, VRDN (a)..............................        1,310,000
     965,000 North Branch, MN GO, Independent Sch. Dist.
              #138, MSTR, Ser. 1996C, (LOC: Norwest Bank,
              N.A. & Ins. by FGIC),
              3.15%, VRDN (a).............................          965,000
   1,325,000 Osseo, MN GO, Independent Sch. Dist. # 279,
              MSTR, Ser. 1994H,
              (LOC: Norwest Bank, N.A. & Ins. by FGIC),
              3.15%, VRDN (a).............................        1,325,000
   1,000,000 Prior Lake, MN GO, Independent Sch. Dist.
              #719, MSTR, Ser. 1996D, (LOC: Norwest Bank,
              N.A. & Ins. by FGIC),
              3.15%, VRDN (a).............................        1,000,000

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             Minnesota - continued
 $ 2,510,000 Richfield, MN GO, Independent Sch. Dist.
              #280, MSTR, Ser. 1994P, (LIQ: U.S. Bank,
              N.A. & Ins. by FGIC),
              3.15%, VRDN (a).............................   $    2,510,000
   1,260,000 Rochester, MN Hlth. Care Facs. RB, Mayo Med.
              Ctr., MSTR, Ser. 1994K (LOC: Norwest Bank,
              N.A.),
              3.15%, VRDN (a).............................        1,260,000
     750,000 Southern MN Muni. Pwr. Agy. RB, MSTR, Ser.
              1996I, (LIQ: Norwest Bank, N.A. & Ins. by
              FGIC),
              3.15%, VRDN (a).............................          750,000
             Spring Lake Park, MN GO, Independent Sch.
              Dist. #016, MSTR, (LIQ: Norwest Bank, N.A. &
              Ins. by MBIA):
   2,175,000 Ser. 1996E
             3.15%, VRDN (a)..............................        2,175,000
   1,000,000 Ser. 1996G,
             3.15%, VRDN (a)..............................        1,000,000
             St. Louis Park, MN Hlth. Care Facs. RB, Hlth.
              Sys. of MN, MSTR
              (LIQ: Norwest Bank, N.A. & Ins. by AMBAC):
  10,200,000 Ser. 1994-U1
             3.15%, VRDN (a)..............................       10,200,000
  14,000,000 Ser. 1994-V1
             3.15%, VRDN (a)..............................       14,000,000
   2,200,000 Stewartville, MN IDRB, Halcon Corp. Proj.,
              (LIQ: U.S. Bank, N.A.),
              3.05%, VRDN.................................        2,200,000
   7,090,000 Washington Cnty., MN Hsg. & Redev. Auth.,
              Granada Pond Apts. Proj.,
              (LOC: Sumitomo Bank, Ltd.),
              4.30%, VRDN.................................        7,090,000
                                                             --------------
                                                                 60,820,000
                                                             --------------
             Mississippi - 0.2%
   3,000,000 Mississippi Business Fin. Corp.
              IDRB, Nitek Metal Svcs. Inc. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.10%, VRDN.................................        3,000,000
                                                             --------------
             Missouri - 0.3%
   4,145,000 Missouri Dev. Fin. Board IDRB,
              Cook Composite Co. Proj., Ser. 1994, (LOC:
              Societe Generale),
              3.15%, VRDN.................................        4,145,000
                                                             --------------
             Nebraska - 0.8%
   9,900,000 Nebraska Pub. Pwr. Dist. RB, MSTR, Ser. A,
              (LOC: Banc One Capital Hldgs. Inc. & Ins. by
              MBIA),
              3.375%, 2/11/99 (a).........................        9,900,000
                                                             --------------

                              E V E R G R E E N
                         Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             Nevada - 2.3%
             Nevada St. GO:
 $ 5,000,000 ABN-Amro Munitops Certificates Trust, Ser.
             1998-1,
             (LOC: ABN-Amro Bank & Ins.
             by MBIA),
             2.90%, VRDN (a)..............................   $    5,000,000
  16,560,000 Capital Improvements, MSTR,
             Ser. 1998 Class A, (LOC: Banc One Capital
             Holdings, Inc.),
             2.92%, VRDN (a)..............................       16,560,000
   7,865,000 Proj. #65, ROC, Ser. 1998-10,
             (LOC: Toronto Dominion Bank &
             Ins. by MBIA),
             2.92%, VRDN (a)..............................        7,865,000
                                                             --------------
                                                                 29,425,000
                                                             --------------
             New Jersey - 0.9%
   8,650,100 Bayonne, NJ, BAN,
              4.375%, 9/10/99.............................        8,668,955
   2,675,000 New Jersey EDA-RB, East Meadow Corp. Proj.,
              Ser. 1986A,
              (LOC: Sanwa Bank, Ltd.),
              4.10%, VRDN.................................        2,675,000
                                                             --------------
                                                                 11,343,955
                                                             --------------
             New York - 6.7%
             Battery Park, NYC, NY Hsg. Auth. RB, Marina
              Towers Tender Corp. Proj., (LOC: Sumitomo
              Bank, Ltd.):
   8,560,000 Ser. A,
             4.00%, VRDN (a)..............................        8,560,000
   7,765,000 Ser. B,
             4.00%, VRDN (a)..............................        7,765,000
   6,410,000 Merrill Lynch, Inc., PFOTER, PPT-5, (LOC:
              Credit Suisse First Boston Corp. & Ins. by
              FHA),
              3.85%, 7/15/99 (a)..........................        6,410,000
   2,825,000 New York, NY GO, Fiscal 1996,
              MSTR, Ser. F, (LOC: Societe Generale & Ins.
              by FSA),
              2.92%, VRDN (a).............................        2,825,000
   6,500,000 New York St. Thruway Auth., Local Hwy. &
              Bridge Svc., PFOTER, PA-17, (LOC: Merrill
              Lynch, Inc.),
              2.90%, VRDN (a).............................        6,500,000
             New York, NY Muni. Wtr. Fin. Auth. Wtr. &
              Swr. Sys. RB:
   1,400,000 MSTR, Ser. 27,
             (LOC: Societe Generale & Ins. by FSA),
             2.92%, VRDN (a)..............................        1,400,000
   6,015,000 PFOTER, (LIQ: Bay Hypotheken-und & Ins. by
             FSA),
             2.85%, VRDN (a)..............................        6,015,000
  10,750,000 PFOTER, Ser. 1998-C12,
             (LOC: Bank of America, N.A.
             & Ins. by FSA),
             2.90%, 2/3/99 (a)............................       10,750,000

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             New York - continued
             New York, NY GO, PFOTER,
              (LOC: Merrill Lynch, Inc.):
 $12,495,000 PA-141 Ser. L,
             2.90%, VRDN (a)..............................   $   12,495,000
  19,855,000 PA-148 Ser. L,
             2.90%, VRDN (a)..............................       19,855,000
   3,055,000 PA-228 Ser. 1998C,
             2.90%, VRDN (a)..............................        3,055,000
                                                             --------------
                                                                 85,630,000
                                                             --------------
             North Carolina - 1.5%
   4,000,000 Cabarrus Cnty., NC Indl. Pollution
              Ctl. & Fin. Auth. RB, Oiles America Corp.
              Proj., Ser. 1989,
              (LOC: Indl. Bank of Japan, Ltd.),
              4.30%, VRDN.................................        4,000,000
  10,995,000 North Carolina Muni. Pwr. Agy. RB, MSTR, Ser.
              1998-43, Class A, (LOC: Bear Stearns Capital
              Markets & Ins. by MBIA),
              3.61%, 2/10/99 (a)..........................       10,995,000
   4,000,000 Onslow Cnty., NC Indl. Facs.
              Pollution Ctl. Fin. Auth. RB, Mine Safety
              Appliance Co.,
              (LOC: Sanwa Bank, Ltd.),
              4.15%, VRDN.................................        4,000,000
                                                             --------------
                                                                 18,995,000
                                                             --------------
             North Dakota - 1.2%
  16,000,000 Traill Cnty., ND Sld. Wst. Disp. RB, American
              Crystal Sugar Co. Proj.,
              (LOC: Norwest Bank, N.A.),
              3.00%, VRDN.................................       16,000,000
                                                             --------------
             Ohio - 1.0%
   3,405,000 Ohio Hsg. Fin. Agy. MHRB, Pine Crossing
              Proj., Ser. A,
              (LOC: Sumitomo Bank, Ltd.),
              4.55%, VRDN.................................        3,405,000
   5,000,000 Ohio Turnpike Commission Auth. RB, Master
              Lease Program,
              (LOC: Citibank, N.A. & Ins. by FGIC),
              2.92%, VRDN (a).............................        5,000,000
   3,900,000 St. Mary's, OH IDRB, Setex, Inc. Proj., (LOC:
              Indl. Bank of Japan, Ltd.),
              4.40%, VRDN.................................        3,900,000
                                                             --------------
                                                                 12,305,000
                                                             --------------
             Oklahoma - 0.3%
   4,200,000 Oklahoma City, OK IDRB, OK Christian College,
              (LOC: Sumitomo Bank, Ltd.),
              3.95%, VRDN.................................        4,200,000
                                                             --------------

                              E V E R G R E E N
                         Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             Oregon - 0.2%
             Oregon St. EDRB,
              (LOC: Union Bank of CA, N.A.):
 $ 1,700,000 Pacific Coast Seafoods Co.,
             3.75%, VRDN..................................   $    1,700,000
   1,050,000 Pacific Oyster Co.,
             3.75%, VRDN..................................        1,050,000
                                                             --------------
                                                                  2,750,000
                                                             --------------
             Pennsylvania - 2.2%
   1,000,000 Allegheny Cnty., PA IDRB, Mine Safety
              Appliance Co., Ser. 1991, (LOC: Sanwa Bank,
              Ltd.),
              4.15%, VRDN.................................        1,000,000
             Butler Cnty., PA IDRB, Mine Safety Appliance
              Co., (LOC: Sanwa
              Bank, Ltd.):
   1,000,000 Ser. 1991,
             4.15%, VRDN..................................        1,000,000
   3,000,000 Ser. 1992A,
             4.15%, VRDN..................................        3,000,000
   1,000,000 Ser. 1992B,
             4.15%, VRDN..................................        1,000,000
     500,000 Elk Cnty., PA IDRB, Stackpole Corp. Proj.,
              Ser. 1989, (LOC: Fleet Bank, N.A.),
              4.25%, VRDN.................................          500,000
             Philadelphia, PA Wtr. & Wst. Wtr. RB:
   6,500,000 MSTR, Ser. 1997-11, Class A,
             (LOC: Bear Stearns Capital Markets & Ins. by
             FGIC),
             3.58%, 2/8/99 (a)............................        6,500,000
  14,995,000 MSTR, Ser. 1999-1,
             (LOC: Commerzbank, AG &
             Ins. by AMBAC),
             2.92%, VRDN (a)..............................       14,995,000
                                                             --------------
                                                                 27,995,000
                                                             --------------
             South Carolina - 2.6%
   2,500,000 Berkeley Cnty., SC IDRB, Amoco Chemical Co.
              Proj., (Gtd. by British Petroleum Amoco Oil
              Co.),
              3.30%, VRDN.................................        2,500,000
   8,770,000 Lexington, SC Combined Wtr. & Swr. Sys. RB,
              PFOTER, PA-177, (LIQ: Merrill Lynch, Inc. &
              Ins. by Asset Gty. Corp.),
              2.95%, VRDN (a).............................        8,770,000
             South Carolina Jobs EDRB:
     500,000 Ridge Pallets Inc., Ser. B,
             (LOC: Credit Commerce de France),
             3.10%, VRDN..................................          500,000
   2,700,000 Roller Bearing Co. Proj., Ser. 1994A, (LOC:
             Heller Finl. Inc.),
             3.62%, VRDN..................................        2,700,000
     700,000 Tuttle Co., Inc., Ser. A,
             (LOC: Bank of America, N.A.),
             3.10%, VRDN..................................          700,000

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             South Carolina - continued
 $18,300,000 South Carolina Port Auth. RB,
              ABN-Amro Munitops Certificates Trust, Ser.
              1998-7, (LOC: ABN-Amro Bank & Ins. by FSA),
              2.92%, VRDN (a).............................   $   18,300,000
                                                             --------------
                                                                 33,470,000
                                                             --------------
             South Dakota - 0.4%
   5,055,000 Rapid City, SD EDRB, Civic Ctr. Assoc. Proj.,
              (LOC: Citibank, N.A.),
              3.07%, VRDN.................................        5,055,000
                                                             --------------
             Tennessee - 2.9%
   2,300,000 Bristol, TN IDRB, Robinette Co. Proj., (LOC:
              First American Natl. Bank, N.A.),
              3.05%, VRDN.................................        2,300,000
             Chattanooga, TN IDRB:
   3,200,000 Radisson Read House Proj.,
             Ser. 1995, (LOC: Heller Finl. Inc.),
             3.60%, VRDN..................................        3,200,000
   5,500,000 Top Flight, Inc. Proj.,
             (LOC: Natl. Bank of Canada),
             3.00%, VRDN..................................        5,500,000
   4,200,000 Jackson City, TN Hlth., Ed. & Hsg. Facs.
              Board RB, Union University Proj., (LOC:
              First American Natl. Bank, N.A.),
              2.95%, VRDN.................................        4,200,000
   4,900,000 Maryville, TN Board of Ed. IDRB, Maryville
              College Proj., (LOC: First American Natl.
              Bank, N.A.),
              2.95%, VRDN.................................        4,900,000
     700,000 Nashville & Davidson Cnty. (Metro. Gov't.
              of), TN, IDRB, Wellington IV Assoc. Proj.,
              (LOC: U.S. Bank, N.A.),
              3.15%, VRDN.................................          700,000
   8,465,000 Shelby Cnty., TN Hlth., Ed. & Hsg. Facs. RB,
              MSTR, Ser. 1998-36,
              Class A, (LOC: Bear Stearns Capital Markets
              & Ins. by MBIA),
              3.40%, 3/9/99 (a)...........................        8,465,000
   8,000,000 Wilson Cnty., TN IDRB, Knight
              Leasing Co. Proj., (LOC: First American
              Natl. Bank, N.A.),
              3.05%, VRDN.................................        8,000,000
                                                             --------------
                                                                 37,265,000
                                                             --------------
             Texas - 7.7%
   5,700,000 Brazos River, TX Harbor Navigation Dist.,
              Sld. Wst. RB, Silica Products, Inc. Proj.,
              Ser. 1998, (LOC:
              Bank of Tokyo-Mitsubishi, Ltd.),
              4.10%, VRDN.................................        5,700,000
  15,820,000 Dallas, TX Civic Center RB, MSTR 1998-33,
              Class A, (LOC: Bear Stearns Capital Markets
              & Ins. by MBIA),
              3.40%, 3/9/99 (a)...........................       15,820,000

                              E V E R G R E E N
                         Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             Texas - continued
 $ 2,880,000 Galveston, TX Hsg. Fin. Corp. MHRB, Village-
              by-the-Sea Apts. Proj., Ser. 1993,
              (LOC: Sumitomo Bank, Ltd.),
              4.30%, VRDN.................................   $    2,880,000
             Harris Cnty., TX Indl. Dev. Corp. IDRB:
   5,000,000 Southern Ionics, Inc. Proj.,
             (LOC: Southtrust Bank, N.A.),
             2.97%, VRDN..................................        5,000,000
   8,000,000 Zeon Chemicals Proj.,
             (LOC: Indl. Bank of Japan, Ltd.),
             4.40%, VRDN..................................        8,000,000
   9,705,000 Lewisville, TX Independent Sch.
              Dist. RB, PFOTER, PZ-7,
              (LIQ: Merrill Lynch, Inc. & Gtd. by Perm.
              Sch. Fund),
              3.15%, VRDN (a).............................        9,705,000
   1,750,000 Pooled Tax-Exempt Trust COP, Ser. 1990B,
              (LOC: Bank of America, N.A.),
              3.875%, 2/3/99 (a)..........................        1,750,000
  38,790,000 Texas St. GO ROC, Ser. 98-11,
              (LOC: Toronto Dominion Bank), 2.92%, VRDN
              (a).........................................       38,790,000
   6,535,000 Texas St. Pub. Fin. Auth. Bldg. RB, General
              Svcs. Comml. Proj., PCRB-3, (LIQ: Citibank,
              N.A. & Ins. by AMBAC),
              2.92%, VRDN (a).............................        6,535,000
   4,405,000 Ysleta, TX Independent Sch. Dist.
              RB, PFOTER, PZ-9, (Gtd. by Permanent Sch.
              Fund),
              3.15%, VRDN (a).............................        4,405,000
                                                             --------------
                                                                 98,585,000
                                                             --------------
             Utah - 0.2%
   2,400,000 Summit Cnty., UT IDRB, Hornes' Kimball Proj.,
              Ser. 1985,
              (LOC: U.S. Bank, N.A.),
              3.20%, VRDN.................................        2,400,000
                                                             --------------
             Virginia - 0.2%
   2,000,000 Henrico Cnty., VA IDRB, San-J Proj., (LOC:
              Bank of America, N.A.),
              2.95%, VRDN.................................        2,000,000
   1,000,000 Rockingham Cnty., VA IDA-PCRB,
              Merck & Co. Proj., Ser. 1982A,
              (Gtd. by Merck & Co.),
              2.95%, VRDN.................................        1,000,000
                                                             --------------
                                                                  3,000,000
                                                             --------------
             Washington - 3.8%
  10,000,000 King Cnty., WA Sch. Dist. RB, MSTR MTC 31,
              (LOC: Bank One Capital Holdings & Ins. by
              FGIC),
              2.92%, VRDN (a).............................       10,000,000
   3,400,000 Pierce Cnty., WA Econ. Dev. Corp.
              RB, Northwest Banking Proj.,
              (LOC: U.S. Bank, N.A.),
              2.85%, VRDN.................................        3,400,000

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             Washington - continued
             Washington St. GO, ROC,
              (LOC: Toronto Dominion Bank):
 $ 7,430,000 Ser. 98-13,
             2.92%, VRDN (a)..............................   $    7,430,000
  10,080,000 Ser. 98-14,
             2.92%, VRDN (a)..............................       10,080,000
  18,000,000 Ser. 98-15,
             2.92%, VRDN (a)..............................       18,000,000
                                                             --------------
                                                                 48,910,000
                                                             --------------
             West Virginia - 1.8%
   1,520,000 West Virginia St. GO, BankBoston
              Trust Certificates, Ser. C, Class A,
              (LOC: BankBoston, N.A. & Ins.
              by FGIC),
              2.96%, VRDN (a).............................        1,520,000
  21,185,000 West Virginia St. Pub. Energy Auth.
              RB, PFOTER, PPT-184,
              (LIQ: Bay Hypotheken-und & Union Bank of
              Switzerland AG),
              3.05%, VRDN (a).............................       21,185,000
                                                             --------------
                                                                 22,705,000
                                                             --------------
             Wisconsin - 0.1%
   1,000,000 Wisconsin St. GO, Ser. A,
              5.75%, 5/1/99...............................        1,004,975
                                                             --------------
             Other - 19.5%
             Capital Realty Investors Tax Exempt Fund
              Ltd., Floater Certificate, (LOC: Union Bank
              of Switzerland AG):
   6,345,000 Ser. 1993-3,
             3.01%, VRDN (a)..............................        6,345,000
  21,285,000 Ser. 1996-1,
             3.01%, VRDN (a)..............................       21,285,000
  19,900,000 Ser. 1996-2,
             3.01%, VRDN (a)..............................       19,900,000
  11,500,000 Charter Mac Floater Certificate
              Trust I, Low Floater Certificates,
              2nd Tranche, (LOC: Bayerische Landesbanken &
              Ins. by MBIA), 3.02%, VRDN (a)..............       11,500,000
  23,859,000 Clipper Tax Exempt Certificates Trust, Ser.
              1998-1B, (LOC: State Street Bank & Ins. by
              MBIA),
              3.07%, VRDN (a).............................       23,859,000
             Merrill Lynch, Inc., PFOTER:
  14,390,000 PPT-6, (LOC: Credit Suisse First Boston Corp.
             & Ins. by FHA),
             3.90%, 7/8/99 (a)............................       14,390,000
   9,260,000 PPT-7,
             (Ins. by AMBAC),
             3.90%, 3/11/99 (a)...........................        9,260,000
  64,785,000 SGP-1,
             (LIQ: Societe Generale & Ins. by MBIA),
             2.95%, VRDN (a)..............................       64,785,000
  50,500,000 SGP-3,
             (LIQ: Societe Generale),
             3.10%, VRDN (a)..............................       50,500,000

                              E V E R G R E E N
                         Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

  Principal
   Amount                                                        Value

 MUNICIPAL OBLIGATIONS - continued
             Other - continued
 $ 2,360,000 Morgan Keegan Muni. Products Trust Receipts,
              Ser. 1998A,
              (LOC: Credit Local de France & Gtd. by U.S.
              Treasury),
              3.02%, VRDN (a).............................   $    2,360,000
             Pitney Bowes Credit Corp. Leasetop Trusts,
              (LOC: Pitney Bowes Credit Corp. & Ins. by
              AMBAC):
   6,119,167 Ser. 1998-1,
             3.00%, VRDN (a)..............................        6,119,167
  18,381,932 Ser. 1998-2,
             3.05%, VRDN (a)..............................       18,381,932
                                                             --------------
                                                                248,685,099
                                                             --------------
             Total Municipal Obligations
              (cost $1,264,115,852).......................    1,264,115,852
                                                             --------------

    Shares                                                            Value

 MUTUAL FUND SHARES - 0.9%
   7,400,000 Federated Municipal Obligation Fund...............   $    7,400,000
   4,400,000 Federated Tax Free Obligation Fund................        4,400,000
                                                                  --------------
             Total Mutual Fund Shares
              (cost $11,800,000)...............................       11,800,000
                                                                  --------------
             Total Investments  -
              (cost $1,275,915,852).....................  99.9%    1,275,915,852
             Other Assets and
              Liabilities - net.........................   0.1         1,262,213
                                                          -----   --------------
             Net Assets - ..............................  100.0%  $1,277,178,065
                                                          =====   ==============

                              E V E R G R E E N
                         Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
ARB    Adjustable Rate Bond
BAN    Bond Anticipation Note
CDA    Community Development Authority
COP    Certificates of Participation
EDA    Economic Development Authority
EDRB   Economic Development Revenue Bond
FGIC   Financial Guaranty Insurance Co.
FHA    Federal Housing Authority
FHLB   Federal Home Loan Bank
FSA    Financial Security Assurance, Inc.
GO     General Obligation
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
LIQ    Liquidity Provider
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MHRB   Multifamily Housing Revenue Bond
MSTR   Municipal Securities Trust Receipt
MTC    Municipal Trust Certificate
PCRB   Pollution Control Revenue Bond
PFOTER Putable Floating Option Tax Exempt Receipt
PPT    Pooled Putable Trust
RB     Revenue Bond
ROC    Reset Option Certificate
SAK    Sakura Trust
SGP    Societe General Pool
VRDN   Variable Rate Demand Note

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at January 31, 1999.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1999.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                    New Jersey Municipal Money Market Fund

                            Schedule of Investments
                                January 31, 1999

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 97.9%
            District of Columbia - 1.6%
 $1,500,000 District of Columbia RB,
             Multimodal - Medlantic, Ser. C, (Ins. by FSA)
             3.20%, VRDN.........................................   $ 1,500,000
                                                                    -----------
            Florida - 1.6%
  1,500,000 Saint Lucie Cnty., FL PCRB 3.20%, VRDN...............     1,500,000
                                                                    -----------
            New Jersey - 88.4%
  2,200,000 Hudson Cnty., NJ Impt. Auth. Facs., Lease RB, Ser.
             1998-34,
             (Ins. by FGIC)
             2.77%, VRDN (a).....................................     2,200,000
  1,200,000 New Jersey Econ. Dev. Natural Gas Facs. RB, Natural
             Gas Co., Ser. A,
             (Ins. by AMBAC)
             3.15%, VRDN.........................................     1,200,000
            New Jersey EDA RB:
  3,400,000 400 Intl. Dr. Proj.,
            (LOC: Morgan Guaranty Trust)
            3.00%, VRDN..........................................     3,400,000
  9,800,000 Cranes Mill, Ser. 1997C,
            (LOC: Banque Paribas)
            2.60%, VRDN..........................................     9,800,000
  4,100,000 Hoffman La Roche Inc. Proj., Ser. B,
            (LOC: Bayerische Landesbank)
            3.25%, VRDN..........................................     4,100,000
  2,000,000 Peddie Sch. Proj., Ser. B, (SPA: First National Bank)
            2.65%, VRDN..........................................     2,000,000
  6,300,000 Stolhaven Proj., Ser. A,
            (LOC: Citibank, N.A.)
            3.15%, VRDN..........................................     6,300,000
  4,770,000 New Jersey EDA Indl. & Econ. Dev. RB, East Meadow
             Corp., Ser. 1986B, (LOC: Sanwa Bank, Ltd.)
             4.10%, VRDN.........................................     4,770,000
  3,200,000 New Jersey EDA Mfg. Facs. RB, Commerce Ctr. Proj.,
             (LOC: PNC Bank, N.A.)
             2.65%, VRDN.........................................     3,200,000
  8,000,000 New Jersey EDA Thermal Energy Facs. RB, Ser. 1997,
             (LOC: First National Bank Chicago)
             2.65%, VRDN.........................................     8,000,000
            New Jersey EDA Wtr. Facs. RB:
  4,400,000 Elizabethtown Wtr. Co. Proj.,
            Ser. 1997B (Ins. by AMBAC)
            2.55%, VRDN..........................................     4,400,000
    900,000 United Wtr. Proj., Ser. 1996A
            (Ins. by AMBAC)
            3.00%, VRDN..........................................       900,000
  2,300,000 New Jersey Edl. Facs. Auth. RB, Floater Certificates,
             2.77%, VRDN (a).....................................     2,300,000
  4,945,000 New Jersey, Floater Certificates, 2.82%, VRDN (a)....     4,945,000
  5,130,000 New Jersey Sports & Exposition Auth. Contract, MTC,
             Ser. 36A, 2.77%, VRDN (a)...........................     5,130,000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            New Jersey Trans. Trust Fund Auth., Floater
             Certificates:
 $3,000,000 2.82%, VRDN (a)......................................   $ 3,000,000
  8,400,000 Ser. 1998-82,
            (LIQ: Morgan Stanley)
            2.82%, VRDN..........................................     8,400,000
  3,000,000 New Jersey Turnpike Auth. Turnpike RB, Ser. 1991D,
             (LOC: Societe Generale & Ins. by FGIC)
             2.45%, VRDN.........................................     3,000,000
  6,600,000 Newark, NJ Healthcare Facs. RB,
             Ser. 1995, (COLL: GNMA/FHA) 4.30%, VRDN.............     6,600,000
                                                                    -----------
                                                                     83,645,000
                                                                    -----------
            New York - 0.3%
    295,000 New York Med. Care Facs., Floating Rate Receipts,
             3.45%, VRDN (a).....................................       295,000
                                                                    -----------
            Puerto Rico - 6.0%
  5,700,000 Puerto Rico Comwlth. Hwy. & Transit Auth., ROCs, Ser.
             1998-1,
             (Ins. by MBIA)
             2.72%, VRDN (a).....................................     5,700,000
                                                                    -----------
            Total Municipal Obligations
             (cost $92,640,000)..................................    92,640,000
                                                                    -----------

   Shares
 MUTUAL FUND SHARES - 1.6% (cost $1,500,000)
  1,500,000 Federated New Jersey Municipal Cash Trust...........     1,500,000
                                                                   -----------
            Total Investments -
             (cost $94,140,000)..........................    99.5%  94,140,000
            Other Assets and
             Liabilities - net...........................     0.5      502,680
                                                            -----  -----------
            Net Assets -.................................   100.0% $94,642,680
                                                            =====  ===========

                              E V E R G R E E N
                    New Jersey Municipal Money Market Fund

                      Schedule of Investments (continued)
                                January 31, 1999

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Secu-rities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC American Municipal Bond Assurance Corporation
COLL  Collateral
EDA   Economic Development Authority
FGIC  Federal Guaranty Insurance Company
FHA   Federal Housing Authority
FSA   Financial Security Assurance, Inc.
GNMA  Government National Mortgage Association
LIQ   Liquidity Provider
LOC   Letter of Credit
MBIA  Municipal Bond Investors Assurance
MTC   Municipal Trust Certificates
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
ROCs  Reset Option Certificates
SPA   Security Purchase Agreement
VRDN  Variable Rate Demand Note


Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1999.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees: security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                   Pennsylvania Municipal Money Market Fund

                            Schedule of Investments
                                January 31, 1999

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - 97.3%
            Pennsylvania - 95.8%
            Allegheny Cnty., PA Arpt. Rev. PFOTER, (Ins. by MBIA):
 $2,000,000 PA-329,
            2.82%, VRDN...........................................   $  2,000,000
  4,400,000 PA-176,
            2.77%, VRDN...........................................      4,400,000
            Allegheny Cnty., PA Hosp. Dev. Auth. RB:
  3,000,000 St. Francis Hlth. Ctr. Sys., (LOC: First National Bank
            of Chicago), 2.75%, VRDN..............................      3,000,000
  1,655,000 St. Margaret Memorial Hosp., 2.85%, 2/4/99............      1,655,000
            Allegheny Cnty., PA IDA RB, (LOC: Mellon Bank N.A.):
  1,750,000 Multi-Mode, Chelsea Industries Inc., 3.00%, VRDN......      1,750,000
  1,505,000 United Jewish Federation Proj., Ser. A,
            2.85%, VRDN...........................................      1,505,000
            Allegheny Cnty., PA Sanitation Auth. Swr. Rev.,
             PFOTER, (Ins. by MBIA):
  7,000,000 2.95%, VRDN...........................................      7,000,000
  1,000,000 Susqua Hanna Struc. Prod., 2.95%, VRDN (a)............      1,000,000
  1,100,000 Beaver Cnty., PA IDA, Ser. 90C, (LOC: Barclays Bank),
             2.80%, VRDN..........................................      1,099,998
            Beaver Cnty., PA IDA-PCRB:
  5,000,000 Atlantic Richfield,
            (LOC: Barclays Bank),
            2.70%, VRDN...........................................      5,000,000
  1,000,000 Ohio Edison, Ser. A,
            (LOC: Barclays Bank),
            4.05%, 4/1/99.........................................      1,000,637
  2,000,000 The Toledo Edison Co. Mansfield, Ser. 1992E-TECP,
            (LOC: Toronto Dominion Bank),
            3.05%, 5/19/99........................................      2,000,000
  1,200,000 Bucks Cnty., PA IDA-RRB, SHV Real Estate, Inc., Ser.
             1984,
             (LOC: ABN-AMRO Bank),
             3.05%, VRDN..........................................      1,200,000
  2,000,000 Cambria Cnty., PA IDA Resource Recovery RB,
             Cambria Cogen Co. Ser. A-2,
             2.75%, VRDN..........................................      2,000,000
  1,000,000 Clarion Cnty., PA IDA, Meritcare MTC Inc. Proj., Ser.
             1991A,
             (LOC: PNC Bank),
             2.85%, VRDN..........................................      1,000,000
  2,000,000 Dauphin Cnty., PA General Auth. RB, Ed. & Hlth. Loan
             Prog., (SPA: Chase Manhattan Bank & Ins. by AMBAC),
             2.80%, VRDN..........................................      2,000,000
  1,100,000 Dauphin, PA IDRB, Independent Colleges & Universities,
             2.85%, VRDN..........................................      1,100,000
            Delaware Cnty., PA IDA:
  2,140,000 2.60%, VRDN...........................................      2,140,000

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
            Delaware Cnty., PA IDA - continued
 $  800,000 Arpt. Facs., United Parcel Service Proj.,
            3.15%, VRDN...........................................   $    800,000
            Delaware Valley, PA Registered Fin. Auth.,
             (LOC: Credit Suisse First Boston):
  1,100,000 Local Government RB, Ser. D, 2.70%, VRDN..............      1,100,000
  3,700,000 Ser. B,
            2.70%, VRDN...........................................      3,700,000
  2,700,000 Eagle Tax Exempt Trust, Beaver Cnty., PA,
             2.87%, VRDN..........................................      2,700,000
            Emmaus, PA General Auth. RB, (LOC: Kredietbank N.V.):
  1,300,000 Subseries B-16,
            2.70%, VRDN...........................................      1,300,000
  2,000,000 Subseries C-15,
            2.70%, VRDN...........................................      2,000,000
  3,000,000 Franconia Township, PA IDRB, Ashers Chocolates Proj.,
             Ser. A,
             (LOC: Mellon Bank N.A.),
             3.10%, VRDN..........................................      3,000,000
            Geisinger Auth., PA Hlth. Sys. Rev., (SPA: Morgan
             Guaranty Trust):
  1,300,000 3.10%, VRDN...........................................      1,300,000
  1,000,000 Ser. B,
            7.625%, 7/1/99........................................      1,035,185
    650,000 Lawrence Cnty., PA IDA-PCRB, Calgon Corp. Proj., Ser.
             A,
             (SPA: Merck & Co.),
             3.20%, VRDN..........................................        650,000
            Lehigh Cnty., PA Allegheny Elec., Inc., IDA:
  1,000,000 3.20%, VRDN...........................................      1,000,000
    500,000 PCRB Ser. 1985-A,
            (LOC: Rabobank Nederland),
            3.05%, VRDN...........................................        500,000
  4,000,000 Mercer Cnty., PA IDA PCRB, Penntecq, Inc. Proj., (LOC:
             Dai-Ichi Kangyo Bank, Ltd.),
             4.85%, VRDN..........................................      4,000,000
  1,000,000 Montgomery Cnty., PA MSTR, Abbington Memorial Hosp.,
             Ser. 1998-31 Class A, (LIQ: Bear Stearns Capital
             Market & Ins. by AMBAC),
             3.65%, VRDN..........................................      1,000,000
            Northampton Cnty., PA Higher Ed. Auth.:
  2,455,000 PFOTER PA-176,
            (LOC: Merrill Lynch & Co., Inc. & Ins. by MBIA),
            2.77%, VRDN...........................................      2,455,000
  3,600,000 RB, Lafayette College, Ser. A,
            (LOC: Landesbakken Hessen-Thuringen Girozen),
            2.85%, VRDN...........................................      3,600,000

                              E V E R G R E E N
                   Pennsylvania Municipal Money Market Fund

                       Schedule of Investments(continued)
                                January 31, 1999

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
            Pennsylvania Econ. Dev. Fin. Auth.:
 $1,100,000 Fansteel Inc. Proj.,
            3.00%, VRDN...........................................   $  1,100,000
  2,000,000 Ser. G10,
            3.00%, VRDN...........................................      2,000,000
  2,750,000 Pennsylvania Energy Dev. Auth. RB, B&W Ebensburg
             Proj.,
             (LOC: Landesbakken Hessen-Thuringen Girozen),
             2.75%, VRDN..........................................      2,750,000
  1,000,000 Pennsylvania, GO, Second Ser.,
             5.30%, 7/1/99........................................      1,006,585
  2,895,000 Pennsylvania Hsg. Fin. Agcy., PFOTER PT-119B, (SPA:
             Credit Suisse First Boston Corp.),
             2.82%, VRDN..........................................      2,895,000
  1,000,000 Pennsylvania Intergovernmental Coop. Auth. MSTR, (Ins.
             by MBIA), 2.77%, VRDN................................      1,000,000
  2,000,000 Pennsylvania Higher Ed. Assistance Agcy., Student Loan
             RB, Ser. A, (LOC: SLMA),
             2.85%, VRDN..........................................      2,000,000
            Pennsylvania Higher Ed. Facs. Auth. RB:
            Carnegie Mellon Univ. (SPA: Union Bank of Switzerland
            N.V. and Morgan Guaranty Trust):
  2,500,000 Ser. B,
            3.10%, VRDN...........................................      2,500,000
  2,200,000 Ser. C,
            3.10%, VRDN...........................................      2,200,000
    800,000 Council of Independent Colleges, Waynesburg College,
            Ser. A8,
            (LOC: PNC Bank N.A.),
            2.85%, VRDN...........................................        800,000
    360,000 Drexel University, Second Ser.,
            (Ins. by MBIA),
            4.25%, 5/1/99.........................................        360,365
    855,000 Pennsylvania Hsg. Fin. Agcy., PFOTER PT-119A,
             2.77%, VRDN (a)......................................        855,000
  4,800,000 Philadelphia, PA Arpt. RB, MSTR SG 118, (SPA: Societe
             Generale & Ins. by FGIC),
             2.82%, VRDN..........................................      4,800,000
  3,000,000 Philadelphia, PA Gas Works Rev., PFOTER, (Ins. by
             FSA),
             2.77%, VRDN..........................................      3,000,000
  1,300,000 Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB,
             Children's Hosp. of Philadelphia, Ser. B,
             (SPA: Morgan Guaranty Trust),
             3.10%, VRDN..........................................      1,300,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $2,100,000 Philadelphia, PA RANS, 4.25%, 6/30/99...............   $  2,105,080
  2,000,000 Philadelphia, PA Sch. District GO, PFOTER PA-151,
             2.77%, VRDN........................................      2,000,000
  5,000,000 Philadelphia, PA Wtr. & Wst. Wtr. Rev., (Ins. by
             AMBAC),
             2.92%, VRDN........................................      5,000,000
  3,500,000 Philadelphia, PA, MSTR, Ser. 1997-11 Class A, (LIQ:
             Bear Stearns Capital Market & Ins. by FGIC),
             3.58%, 2/8/99 (a)..................................      3,500,000
  3,000,000 Pittsburgh, PA GO MSTR., Ser. SG71, (SPA: Societe
             Generale & Ins. by FGIC),
             2.77%, VRDN (a)....................................      3,000,000
  1,445,000 Pittsburgh, PA Wtr. & Swr. Auth., PFOTER PA-415,
             2.95%, VRDN........................................      1,445,000
  5,180,000 Quakertown, PA General Auth. RB, Pooled Financing
             Program, Ser. A, (LOC: PNC Bank N.A.),
             2.90%, VRDN........................................      5,180,000
  1,000,000 Schuylkill Cnty., PA IDRB, Gilberton Power Proj.,
             (LOC: Mellon Bank N.A.),
             2.70%, VRDN........................................      1,000,000
  1,385,000 Washington Cnty., PA Auth. Lease RB, Eye & Ear Hosp.
             of Pittsburgh, Ser. B-1,
             2.85%, VRDN........................................      1,385,000
  4,085,000 Westmoreland Cnty. IDRB, White Consolidated Ind.,
             Inc.,
             (LOC: Bank of Nova Scotia),
             3.36%, 6/1/99......................................      4,085,000
  2,300,000 Wilkes Barre, PA IDA Toys R Us, 2.825%, VRDN........      2,300,000
                                                                   ------------
                                                                    130,557,850
                                                                   ------------
            Other - 1.5%
  2,000,000 Pennsylvania Ed. Facs. (Temple) Munitops
             Certificates, 3.17%, VRDN..........................      2,000,000
                                                                   ------------
            Total Municipal Obligations
             (cost $132,557,850)................................    132,557,850
                                                                   ------------

   Shares
 MUTUAL FUND SHARES - 1.7% (cost $2,300,000)
  2,300,000 Federated Pennsylvania Cash Trust...................      2,300,000
                                                                   ------------
            Total Investments -
             (cost $134,857,850)....................       99.0%    134,857,850
            Other Assets and Liabilities - net......        1.0       1,334,535
                                                         ------    ------------
            Net Assets -............................      100.0%   $136,192,385
                                                         ======    ============

                              E V E R G R E E N
                   Pennsylvania Municipal Money Market Fund

                      Schedule of Investments (continued)
                                January 31, 1999

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:

AMBAC  American Municipal Bond Assurance Corp.
FGIC   Financial Guaranty Insurance Co.
FSA    Financial Security Assurance Inc.
GO     General Obligation
IDA    Industrial Development Authority
IDRB   Industrial Development Revenue Bond
LIQ    Liquidity Provider
LOC    Letter of Credit
MBIA   Municipal Bond Investors Assurance Corp.
MSTR   Municipal Securities Trust Receipt
MTC    Municipal Trust Certificates
PCRB   Pollution Control Revenue Bond
PFOTER Putable Floating Option Tax Exempt Receipt
RANS   Revenue Anticipation Notes
RB     Revenue Bond
RRB    Revenue Refunding Bond
SLMA   Student Loan Marketing Association
SPA    Security Purchase Agreement
TECP   Tax Exempt Commercial Paper
VRDN   Variable Rate Demand Note

Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Interest rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at January 31, 1999.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 1999.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                          Treasury Money Market Fund

                            Schedule of Investments
                                January 31, 1999

  Principal
    Amount                                                            Value

 U. S. TREASURY NOTES - 20.5%
 $200,000,000 5.625%, 11/30/99.................................   $  201,473,692
  200,000,000 5.625%, 12/31/99.................................      201,559,335
   50,000,000 5.75%, 9/30/99...................................       50,317,810
  125,000,000 5.875%-6.875%, 8/31/99...........................      125,682,166
  250,000,000 6.25%, 3/31/99 +.................................      250,273,785
   50,000,000 6.375%, 4/30/99 +................................       50,088,982
   25,000,000 6.375%, 5/15/99..................................       25,050,840
                                                                  --------------
              Total U. S. Treasury Notes
               (cost $904,446,610).............................      904,446,610
                                                                  --------------
 REPURCHASE AGREEMENTS* - 86.1%
  220,000,000 ABN-Amro, Inc.,
               4.72%, dated 1/29/99, due 2/1/99 (1)............      220,000,000
  220,000,000 Barclays Capital,
               4.70%, dated 1/25/99, due 2/1/99 (2)............      220,000,000
  220,000,000 Credit Suisse First Boston Corp.,
               4.72%, dated 1/25/99, due 2/1/99 (3)............      220,000,000
  103,286,858 Dean Witter Reynolds, Inc.,
               5.25%, dated 9/2/98, due 3/31/99 (4)**..........      103,286,858
  530,000,000 Deutsche Bank GC,
               4.75%, dated 1/25/99, due 2/1/99 (5)............      530,000,000
  220,000,000 Dresdner Bank AG,
               4.70%, dated 1/25/99, due 2/1/99 (6)............      220,000,000
   15,037,500 Dresdner Bank AG,
               5.48%, dated 8/3/98, due 2/1/99 (7).............       15,037,500
  154,875,000 Dresdner Bank AG,
               5.29%, dated 9/2/98, due 3/31/99 (8)**..........      154,875,000
   50,625,000 Dresdner Bank AG,
               4.67%, dated 12/4/98, due 4/30/99 (9)**.........       50,625,000
  220,000,000 Goldman Sachs & Co.,
               4.71%, dated 1/29/99, due 2/1/99 (10)...........      220,000,000
  220,000,000 Greenwich Capital Markets,
               4.73%, dated 1/29/99, due 2/1/99 (11)...........      220,000,000

  Principal
    Amount                                                       Value

 REPURCHASE AGREEMENTS - continued
 $200,000,000 JP Morgan Securities, Inc.,
               4.72%, dated 1/29/99, due 2/1/99 (12)......   $  200,000,000
  220,000,000 Lehman Brothers, Inc.,
               4.70%, dated 1/29/99, due 2/1/99 (13)......      220,000,000
  220,000,000 Morgan Stanley & Co.,
               4.70%, dated 1/25/99, due 2/1/99 (14)......      220,000,000
  100,000,000 NationsBanc Montgomery Securites,
               4.73%, dated 1/29/99, due 2/1/99 (15)......      100,000,000
  220,000,000 Salomon Smith Barney, Inc., 4.74%, dated
               1/25/99, due 2/1/99 (16)...................      220,000,000
  220,000,000 Societe Generale Cowen Securities Corp.,
               4.73%, dated 1/29/99, due 2/1/99 (17)......      220,000,000
   74,856,643 State Street Bank & Trust Co., 4.70%, dated
               1/29/99, due 2/1/99 (18)...................       74,856,643
  370,000,000 Warburg Dillon Reed LLC,
               4.72%, dated 1/29/99, due 2/1/99 (19)......      370,000,000
                                                             --------------
              Total Repurchase Agreements
               (cost $3,798,681,001)......................    3,798,681,001
                                                             --------------
    Shares
 MUTUAL FUND SHARES - 0.3% (cost $11,347,605)
   11,347,605 Fidelity Institutional Cash Portfolio
               Treasury Class 1...........................       11,347,605
                                                             --------------
              Total Investments -
               (cost $4,714,475,216)............... 106.9%    4,714,475,216
              Other Assets and
               Liabilities - net...................  (6.9)     (303,021,317)
                                                    -----    --------------
              Net Assets - ........................ 100.0%   $4,411,453,899
                                                    =====    ==============

                              E V E R G R E E N
                          Treasury Money Market Fund

                      Schedule of Investments (continued)
                                January 31, 1999

 ** Represents collateral received for securities on loan.
  + Securities on loan (see Note 8).
  * Collateralized by:
  (1) $490,544,000 U.S. Treasury STRIPS, 2/15/05 to 8/15/20; value in-
      cluding accrued interest - $224,400,092.
  (2) $216,397,000 U.S. Treasury Notes, 7.75% 11/30/99 to 12/31/99;
      value including accrued interest - $224,400,512.
  (3) $152,076,000 U.S. Treasury Bonds, 7.25% to 9.87%, 11/15/15 to
      8/15/17; value including accrued interest - $226,621,465.
  (4) $308,540,000 U.S. Treasury STRIPS, 8/15/01 to 2/15/25; value in-
      cluding interest - $105,552,718.
  (5) $537,525,254 GNMA, 6.00% to 9.00%, 11/15/20 to 12/15/28; value in-
      cluding accrued interest - $540,606,074.
  (6) $344,277 U.S. Treasury Bills, 12/09/99; value including accrued interest - $344,412, $114,873,932 U.S. Treasury Notes, 5.50% to
      13.125%, 3/31/00 to 5/31/03; value including accrued interest -
       $114,918,925, $104,781,791 U.S. Treasury Bonds, 5.50% to 12.75%,
      12/09/99 to 8/15/28; value including accrued interest -
       $104,822,830.
  (7) $15,037,500 U.S. Treasury Notes, 5.75% 9/30/99; value including accrued interest - $15,408,970.
  (8) $102,575,000 U.S. Treasury Notes, 5.75% to 5.875%, 11/15/05 to
      8/15/03; value including accrued interest - $104,911,057, $52,300,000 U.S. Treasury Bonds, 8.25%, 5/15/05; value including accrued interest - $53,521,946.
  (9) $50,625,000 U.S. Treasury Bonds, 12.75%, 11/15/10; value including acccrued interest - $51,090,771.
 (10) $214,814,000 U.S. Treasury Notes, 5.375% to 6.25%, 7/31/00 to
      02/28/03; value including accrued interest - $224,400,085.
 (11) $220,003,864 U.S. Treasury Bonds, 2.438% to 8.00%, 8/20/21 to
      1/15/29; value including accrued interest - $224,403,943.
 (12) $97,420,000 U.S. Treasury Notes, 6.25%, 8/31/02; value including accrued interest - $104,922,162, $58,192,000 U.S. Treasury Bonds, 11.25%, 2/15/15; value including accrued interest - $99,078,571.
 (13) $161,007,000 U.S. Treasury Notes, 6.37% to 6.50%, 4/30/99 to
      5/15/99; value including interest - $164,030,869, $165,096,000
      U.S. Treasury STRIPS, 5/15/17; value - $60,326,081.
 (14) $220,120,000 U.S. Treasury Notes, 5.50% to 5.75%, 9/30/99 to
      02/29/00; value including accrued interest - $225,497,745.
 (15) $97,300,000 U.S. Treasury Notes, 5.25%, 8/15/03; value including accrued interest - $102,172,272.
 (16) $209,180,000 U.S. Treasury Notes, 5.50% to 7.75%, 1/31/00 to
      2/15/07; value including accrued interest - $224,402,861.
 (17) $222,182,000 U.S. Treasury Notes, 3.875%, 1/15/09; value including accrued interest - $224,510,160.
 (18) $74,410,000 U.S. Treasury Notes, 5.375%, 7/31/00; value including accrued interest - $77,107,363.
 (19) $845,133,000 U.S. Treasury STRIPS, 11/15/99 to 11/15/26; value in-
      cluding accrued interest - $375,358,990, $1,746,000 U.S. Treasury Notes, 5.625%, 5/15/01; value including interest - $1,805,493,
      $227,000 U.S. Treasury Bonds, 6.25%, 8/15/23; value including in-terest - $260,820.

Summary of Abbreviations:
GNMA Government National Mortgage Association
STRIPS Separately Traded Registered Interest and Principal Securities

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                      Statements of Assets and Liabilities
                                January 31, 1999

                              Florida Municipal     Money         Municipal
                                Money Market        Market       Money Market
                                    Fund             Fund            Fund
-------------------------------------------------------------------------------
 Assets
 Investments at amortized
  cost......................     $83,990,975    $7,078,411,896  $1,275,915,852
 Cash.......................               0           245,237               0
 Receivable for securities
  sold......................       2,000,116                 0               0
 Receivable for Fund shares
  sold......................               0         5,305,072         586,491
 Interest receivable........         384,896        48,637,799       8,371,361
 Prepaid expenses and other
  assets....................          16,652           226,768          57,029
-------------------------------------------------------------------------------
   Total assets.............      86,392,639     7,132,826,772   1,284,930,733
-------------------------------------------------------------------------------
 Liabilities
 Distributions payable......         212,835        19,913,421       1,762,191
 Payable for securities
  purchased.................               0        30,296,281               0
 Payable for Fund shares
  redeemed..................             166        52,163,749       4,955,447
 Due to custodian bank......       1,710,972                 0          81,122
 Advisory fee payable.......          29,426         2,706,745         535,837
 Distribution Plan expenses
  payable...................          39,284         1,313,768         133,959
 Due to other related
  parties...................           3,598                 0               0
 Accrued expenses and other
  liabilities...............          52,464         1,964,274         284,112
-------------------------------------------------------------------------------
   Total liabilities........       2,048,745       108,358,238       7,752,668
-------------------------------------------------------------------------------
 Net assets.................     $84,343,894    $7,024,468,534  $1,277,178,065
-------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital............     $84,348,313    $7,025,886,637  $1,277,247,081
 Undistributed
  (overdistributed) net
  investment income.........               0           (15,279)        127,812
 Accumulated net realized
  gains or losses on
  securities................          (4,419)       (1,402,824)       (196,828)
-------------------------------------------------------------------------------
 Total net assets...........     $84,343,894    $7,024,468,534  $1,277,178,065
-------------------------------------------------------------------------------
 Net assets consist of
 Class A....................     $84,342,943    $5,209,809,205  $  737,355,705
 Class B....................               0        65,215,722               0
 Class C....................               0         4,787,010               0
 Class Y....................             951     1,744,656,597     539,822,360
-------------------------------------------------------------------------------
                                 $84,343,894    $7,024,468,534  $1,277,178,065
-------------------------------------------------------------------------------
 Shares outstanding
 Class A....................      84,347,362     5,210,229,133     737,426,050
 Class B....................              --        65,220,505              --
 Class C....................              --         4,788,470              --
 Class Y....................             951     1,746,100,803     539,888,661
-------------------------------------------------------------------------------
 Net asset value per share
 Class A....................     $      1.00    $         1.00  $         1.00
-------------------------------------------------------------------------------
 Class B....................              --    $         1.00              --
-------------------------------------------------------------------------------
 Class C....................              --    $         1.00              --
-------------------------------------------------------------------------------
 Class Y....................     $      1.00    $         1.00  $         1.00
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                      Statements of Assets and Liabilities
                                January 31, 1999

                                    New Jersey     Pennsylvania      Treasury
                                  Municipal Money Municipal Money  Money Market
                                    Market Fund     Market Fund        Fund
--------------------------------------------------------------------------------
 Assets
 Investments in securities......    $94,140,000    $134,857,850   $  915,794,215
 Investments in repurchase
  agreements....................              0               0    3,798,681,001
--------------------------------------------------------------------------------
   Investments at amortized
    cost........................     94,140,000     134,857,850    4,714,475,216
 Cash...........................              0          90,197                0
 Receivable for Fund shares
  sold..........................        428,000         950,000        5,616,001
 Interest receivable............        297,333         605,719       23,116,993
 Prepaid expenses and other
  assets........................          2,426           3,996          200,701
--------------------------------------------------------------------------------
   Total assets.................     94,867,759     136,507,762    4,743,408,911
--------------------------------------------------------------------------------
 Liabilities
 Distributions payable..........         96,590         209,318       12,617,574
 Payable for Fund shares
  redeemed......................              0             113        1,068,397
 Payable for securities on
  loan..........................              0               0      315,133,178
 Due to custodian bank..........         27,092               0                0
 Advisory fee payable...........         25,009          48,202        1,315,612
 Distribution Plan expenses
  payable.......................         26,074           8,539          852,043
 Due to other related parties...          3,402           4,772          105,742
 Accrued expenses and other
  liabilities...................         46,912          44,433          862,466
--------------------------------------------------------------------------------
   Total liabilities............        225,079         315,377      331,955,012
--------------------------------------------------------------------------------
 Net assets.....................    $94,642,680    $136,192,385   $4,411,453,899
--------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital................    $94,642,680    $136,167,702   $4,411,436,528
 Undistributed net investment
  income........................              0          24,683           17,371
 Accumulated net realized gains
  or losses on securities.......              0               0                0
--------------------------------------------------------------------------------
 Total net assets...............    $94,642,680    $136,192,385   $4,411,453,899
--------------------------------------------------------------------------------
 Net assets consist of
 Class A........................    $94,642,680    $ 95,998,927   $3,366,027,463
 Class Y........................              0      40,193,458    1,045,426,436
--------------------------------------------------------------------------------
                                    $94,642,680    $136,192,385   $4,411,453,899
--------------------------------------------------------------------------------
 Shares outstanding
 Class A........................     94,642,680      95,975,208    3,366,218,005
 Class Y........................             --      40,192,494    1,045,469,143
--------------------------------------------------------------------------------
 Net asset value per share
 Class A........................    $      1.00    $       1.00   $         1.00
--------------------------------------------------------------------------------
 Class Y........................             --    $       1.00   $         1.00
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                            Statements of Operations
                          Year Ended January 31, 1999

                                    Florida Municipal    Money       Municipal
                                      Money Market       Market     Money Market
                                          Fund*           Fund          Fund
--------------------------------------------------------------------------------
 Investment income
 Interest.........................      $852,499      $297,882,829  $48,598,668
--------------------------------------------------------------------------------
 Expenses
 Advisory fee.....................       107,393        24,349,144    6,136,621
 Distribution Plan expenses.......        71,590        12,536,048    2,255,210
 Transfer agent fees..............            65         1,646,042      273,674
 Administrative services fees.....         6,149                 0            0
 Trustees' fees and expenses......           646           128,283       34,664
 Printing and postage expenses....        18,820           215,953      110,674
 Custodian fee....................        12,844         1,208,704      430,165
 Registration and filing fees.....        28,057         1,386,603       48,143
 Professional fees................        18,470            64,117       43,604
 Other............................         2,996            98,840       67,186
--------------------------------------------------------------------------------
  Total expenses..................       267,030        41,633,734    9,399,941
  Less: Fee credits ..............        (4,073)         (173,111)    (53,984)
    Fee waivers ..................       (45,775)                0            0
--------------------------------------------------------------------------------
  Net expenses....................       217,182        41,460,623    9,345,957
--------------------------------------------------------------------------------
 Net investment income............       635,317       256,422,206   39,252,711
 Net realized gains or losses on
  securities......................        (4,419)         (232,484)      32,799
--------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations.......      $630,898      $256,189,722  $39,285,510
--------------------------------------------------------------------------------

* Fund commenced operations on October 26, 1998.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                            Statements of Operations
                          Year Ended January 31, 1999

                                               New
                                             Jersey
                                            Municipal  Pennsylvania
                                              Money     Municipal     Treasury
                                             Market       Money     Money Market
                                              Fund*    Market Fund      Fund
---------------------------------------------------------------------------------
 Investment income
 Interest.................................  $843,561    $3,304,535  $211,960,183
---------------------------------------------------------------------------------
 Expenses
 Advisory fee.............................   114,832       376,038    13,851,709
 Distribution Plan expenses...............    76,555       178,215     9,205,494
 Transfer agent fees......................       176         5,013       667,883
 Administrative services fees.............     6,596        25,298     1,069,575
 Trustees' fees and expenses..............       516         2,073        78,516
 Printing and postage expenses............    13,353        16,189       158,961
 Custodian fee............................    10,079        33,259       876,574
 Registration and filing fees.............    31,291         5,527       305,985
 Professional fees........................    24,158        19,164        32,527
 Other....................................       605         2,907       149,246
---------------------------------------------------------------------------------
  Total expenses..........................   278,161       663,683    26,396,470
  Less: Fee credits ......................    (1,780)       (7,486)      (88,603)
    Fee waivers ..........................   (61,737)     (118,810)            0
---------------------------------------------------------------------------------
  Net expenses............................   214,644       537,387    26,307,867
---------------------------------------------------------------------------------
 Net investment income....................   628,917     2,767,148   185,652,316
 Net realized gains or losses on
  securities..............................         0        34,900         3,528
---------------------------------------------------------------------------------
 Net increase in net assets resulting from
  operations..............................  $628,917    $2,802,048  $185,655,844
---------------------------------------------------------------------------------

*Fund commenced operations on October 26, 1998.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                      Statements of Changes in Net Assets
                          Year Ended January 31, 1999

                           Florida Municipal      Money           Municipal
                             Money Market         Market        Money Market
                                 Fund*             Fund             Fund
-------------------------------------------------------------------------------
Operations
 Net investment income...    $     635,317   $    256,422,206  $    39,252,711
 Net realized gains or
  losses on securities...           (4,419)          (232,484)          32,799
-------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations.............          630,898        256,189,722       39,285,510
-------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income
 Class A.................         (635,317)      (189,158,894)     (22,711,111)
 Class B.................                0         (2,528,073)               0
 Class C.................                0           (213,760)               0
 Class Y.................                0        (64,536,758)     (16,413,788)
-------------------------------------------------------------------------------
 Total distributions to
  shareholders...........         (635,317)      (256,437,485)     (39,124,899)
-------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold...................      307,920,714     14,122,364,388    2,420,670,670
 Net asset value of
  shares issued in
  reinvestment of
  distributions..........           95,823         53,752,566       13,115,737
 Payment for shares
  redeemed...............     (223,668,224)   (11,797,889,375)  (2,407,118,878)
 Net asset value of
  shares issued in
  acquisition of:
 CoreFund Cash Reserve...                0        872,363,752                0
 CoreFund Tax-Free
  Reserve................                0                  0      140,753,563
 Virtus Money Market
  Fund...................                0        227,443,405                0
 Virtus Tax-Free Money
  Market Fund............                0                  0       51,784,668
-------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions...........       84,348,313      3,478,034,736      219,205,760
-------------------------------------------------------------------------------
  Total increase in net
   assets................       84,343,894      3,477,786,973      219,366,371
Net assets
 Beginning of period.....                0      3,546,681,561    1,057,811,694
-------------------------------------------------------------------------------
 End of period...........    $  84,343,894   $  7,024,468,534  $ 1,277,178,065
-------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income.......    $           0   $        (15,279) $       127,812
-------------------------------------------------------------------------------

* The Fund commenced operations on October 26, 1998.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                      Statements of Changes in Net Assets
                          Year Ended January 31, 1999

                                 New Jersey     Pennsylvania      Treasury
                               Municipal Money Municipal Money  Money Market
                                Market Fund*     Market Fund        Fund
-------------------------------------------------------------------------------
Operations
 Net investment income.......   $    628,917    $   2,767,148  $   185,652,316
 Net realized gains or losses
  on securities..............              0           34,900            3,528
-------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations..        628,917        2,802,048      185,655,844
-------------------------------------------------------------------------------
Distributions to shareholders
 from net investment income
 Class A.....................       (628,917)      (1,722,557)    (142,282,372)
 Class Y.....................              0       (1,044,591)     (43,446,453)
-------------------------------------------------------------------------------
 Total distributions to
  shareholders...............       (628,917)      (2,767,148)    (185,728,825)
-------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold...    175,814,913      297,694,663    8,468,726,257
 Net asset value of shares
  issued in reinvestment of
  distributions..............        320,557          792,758       21,787,041
 Payment for shares
  redeemed...................    (81,492,790)    (232,721,788)  (8,198,420,346)
 Net asset value of shares
  issued in acquisition of:
 CoreFund Treasury Reserve...              0                0      687,797,346
 Virtus Treasury Money Market
  Fund.......................              0                0      243,731,970
-------------------------------------------------------------------------------
 Net increase in net assets
  resulting from capital
  share transactions.........     94,642,680       65,765,633    1,223,622,268
-------------------------------------------------------------------------------
  Total increase in net
   assets....................     94,642,680       65,800,533    1,223,549,287
Net assets
 Beginning of period.........              0       70,391,852    3,187,904,612
-------------------------------------------------------------------------------
 End of period...............   $ 94,642,680    $ 136,192,385  $ 4,411,453,899
-------------------------------------------------------------------------------
Undistributed net investment
 income......................   $          0    $      24,683  $        17,371
-------------------------------------------------------------------------------

* The Fund commenced operations on October 26, 1998.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                      Statements of Changes in Net Assets
                      Five Months Ended January 31, 1998*

                               Money         Municipal      Pennsylvania      Treasury
                              Market        Money Market   Municipal Money  Money Market
                               Fund             Fund         Market Fund        Fund
-------------------------------------------------------------------------------------------
Operations
 Net investment income..  $    72,699,147  $   14,195,219   $    891,708   $    62,823,301
 Net realized gains or
  losses on securities..            5,356          32,649              0            40,712
-------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............       72,704,503      14,227,868        891,708        62,864,013
-------------------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income
 Class A................      (58,870,079)     (8,830,796)      (461,218)      (51,249,555)
 Class B................         (373,680)              0              0                 0
 Class C................          (63,444)              0              0                 0
 Class K................           (3,988)              0              0                 0
 Class Y................      (13,387,956)     (5,364,423)      (430,490)      (11,573,746)
-------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........      (72,699,147)    (14,195,219)      (891,708)      (62,823,301)
-------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    3,567,022,048     934,299,761     72,891,344     2,512,165,806
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........       17,805,187       5,303,116        353,402         7,304,038
 Payment for shares
  redeemed..............   (3,503,474,896)   (926,250,046)   (70,557,276)   (2,363,286,357)
-------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions..........       81,352,339      13,352,831      2,687,470       156,183,487
-------------------------------------------------------------------------------------------
  Total increase in net
   assets...............       81,357,695      13,385,480      2,687,470       156,224,199
Net assets
 Beginning of period....    3,465,323,866   1,044,426,214     67,704,382     3,031,680,413
-------------------------------------------------------------------------------------------
 End of period..........  $ 3,546,681,561  $1,057,811,694   $ 70,391,852   $ 3,187,904,612
-------------------------------------------------------------------------------------------
Undistributed net
 investment income......  $             0  $            0   $          0   $        90,352
-------------------------------------------------------------------------------------------

* The Funds changed their fiscal year end from August 31 to January 31, effec-tive January 31, 1998.

                  See Combined Notes to Financial Statements.

                              E V E R G R E E N
                              Money Market Funds

                      Statements of Changes in Net Assets
                           Year Ended August 31, 1997

                           Money Market    Municipal Money  Pennsylvania Municipal Treasury Money
                               Fund          Market Fund      Money Market Fund      Market Fund
---------------------------------------------------------------------------------------------------
Operations
 Net investment income..  $   139,056,319  $    37,023,232      $   2,105,384      $   148,244,069
 Net realized gains or
  losses on securities..          (85,308)          (2,907)                 0                    0
---------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............      138,971,011       37,020,325          2,105,384          148,244,069
---------------------------------------------------------------------------------------------------
Distributions to
 shareholders from net
 investment income
 Class A................     (101,255,910)     (20,900,359)          (905,311)        (114,457,775)
 Class B................         (509,494)               0                  0                    0
 Class C................          (17,908)               0                  0                    0
 Class K................           (2,220)               0                  0                    0
 Class Y................      (37,268,232)     (16,122,873)        (1,203,873)         (33,786,294)
---------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........     (139,053,764)     (37,023,232)        (2,109,184)        (148,244,069)
---------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    8,940,579,510    2,604,375,798        127,715,297        6,954,597,959
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........       38,314,180       14,787,888          1,021,288           19,627,202
 Payment for shares
  redeemed..............   (8,113,736,002)  (2,852,083,788)      (131,543,821)      (7,310,208,436)
 Net asset value of
  shares issued in
  acquisition of
  Keystone Liquid
  Trust.................      163,579,564                0                  0                    0
---------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....    1,028,737,252     (232,920,102)        (2,807,236)        (335,983,275)
---------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............    1,028,654,499     (232,923,009)        (2,811,036)        (335,983,275)
Net assets
 Beginning of period....    2,436,669,367    1,277,349,223         70,515,418        3,367,663,688
---------------------------------------------------------------------------------------------------
 End of period..........  $ 3,465,323,866  $ 1,044,426,214      $  67,704,382      $ 3,031,680,413
---------------------------------------------------------------------------------------------------
Undistributed net
 investment income......  $         2,555  $             0      $           0      $        49,640
---------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Money Market Funds consist of the Evergreen Florida Municipal Money Market Fund ("Florida Municipal Money Market Fund"), Evergreen Money Mar-ket Fund ("Money Market Fund"), Evergreen Municipal Money Market Fund ("Munici-pal Money Market Fund"), Evergreen New Jersey Municipal Money Market Fund ("New Jersey Municipal Money Market Fund"), Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Municipal Money Market Fund") and Evergreen Treasury Money Market Fund ("Treasury Money Market Fund"), (collectively, the "Funds"). Each Fund, except for the Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund, which are non-diversified, is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware business trust orga-nized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Class A shares are sold at net asset value without a front-end sales charge but pay distribution fees. Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemp-tion and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 re-tain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year af-ter the month of purchase. Prior to January 16, 1998, Class K shares were of-fered by the Money Market Fund. On January 16, 1998, Class K shares were con-verted to Class B shares of the Money Market Fund. Class Y shares are not sub-ject to any sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter assuming a constant accretion of any discount or amortization of any premium from its face value at a constant rate until maturity.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are segregated by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. Each Fund's investment advisor will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit or U. S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. Each Fund monitors the adequacy of the collateral daily and will require the broker to provide additional col-lateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the bor-rower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, serves as the investment advisor to the Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund and New Jersey Municipal Money Market Fund and is paid a management fee that is computed daily and paid monthly. The management fee is computed by applying percentage rates, starting at 0.50% and declining to 0.45% per annum as net assets increase, to the aver-age daily net asset value of each Fund.

Lieber & Company, an affiliate of First Union, is the investment sub-advisor to the Money Market Fund and Municipal Money Market Fund. Lieber & Company is re-imbursed by EAMC, at no additional expense to the Money Market Fund and Munici-pal Money Market Fund, for its cost of providing investment sub-advisory serv-ices.

Evergreen Investment Management ("EIM"), formerly Capital Management Group, a division of First Union National Bank, serves as the investment advisor to the Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund and is paid a management fee that is computed daily and paid monthly. For the Pennsyl-vania Municipal Money Market Fund, the management fee is calculated by applying percentage rates, starting at 0.40% and declining to 0.28% per annum as net assets increase, to the average daily net assets of the Pennsylvania Municipal Money Market Fund. EIM is entitled to an annual fee of 0.35% of the average daily net asset value of the Treasury Money Market Fund.

During the period ended January 31, 1999, the amount of fees waived by the in-vestment advisor and the impact on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                      Fees   % of Average
                                                     Waived   Net Assets
                                                   -----------------------
         Florida Municipal Money Market Fund........ $45,775    0.19%
         New Jersey Municipal Money Market Fund.....  61,737    0.24%

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidi-ary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS"), serves as the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administra-tor to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Pennsylvania Municipal Money Mar-ket Fund and Treasury Money Market Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net asset value of the Fund.

During the year or period ended January 31, 1999, the Funds paid or accrued the following amounts for certain administrative services and sub-administrative services:

                                         Administration Sub-administration
                                         ---------------------------------
         Florida Municipal Money Market
          Fund.........................     $  4,904         $  1,245
         New Jersey Municipal Money
          Market Fund..................        5,264            1,332
         Pennsylvania Municipal Money
          Market Fund..................       20,271            5,027
         Treasury Money Market Fund....      857,473          212,102

For the Money Market Fund and Municipal Money Market Fund, the administration and sub-administration fee is paid by the investment advisor and is not a fund expense.

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as the principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution Plans permit a fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.30% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. The Money Market Fund may incur distribution-related and shareholder servicing expenses which may not ex-ceed an annual fee of 1.00% of average daily net assets for its Class B and Class C shares. Distribution Plan expenses are calculated daily and paid month-ly.

During the year or period ended January 31, 1999, amounts paid or accrued to EDI pursuant to each Fund's Distribution Plan, distribution fees waived and distribution fees waived as a percentage of each Fund's average net assets were as follows:

                                                                       % of
                                  Distribution         Distribution  Average
                                  fees accrued         fees waived  Net Assets
                          ---------------------------- ------------ ----------
                            Class A   Class B  Class C   Class A
                          ----------------------------------------------------
Florida Municipal Money
 Market Fund............. $    71,590        0       0          0         0
Money Market Fund........  11,866,370 $617,491 $52,187          0         0
Municipal Money Market
 Fund....................   2,255,210        0       0          0         0
New Jersey Municipal
 Money Market Fund.......      76,555        0       0          0         0
Pennsylvania Municipal
 Money Market Fund.......     178,215        0       0   $118,810      0.20%
Treasury Money Market
 Fund....................   9,205,494        0       0          0         0

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Money Market Fund is permitted to pay under its Distribution Plan.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective July 27, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through tax-free exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                         Class of       Value of
                                                          Shares       Net Assets
Acquired Fund                  Acquiring Fund           Exchanged       Acquired
----------------------------------------------------------------------------------
CoreFund Cash Reserve... Money Market Fund           Class A, B and Y $872,363,752
CoreFund Tax-Free
 Reserve................ Municipal Money Market Fund Class A and Y     140,753,563
CoreFund Treasury
 Reserve................ Treasury Money Market Fund  Class A, B and Y  687,797,346

Immediately after the acquisitions, on July 27, 1998, the aggregate net assets of the Money Market, Municipal Money Market and Treasury Money Market Funds were $5,486,371,538, $1,362,080,503 and $4,203,181,670, respectively.

Effective March 2, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through tax-free exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged are as follows:

                                                       Class of      Value of
                                                        Shares      Net Assets
Acquired Fund                  Acquiring Fund          Exchanged     Acquired
-------------------------------------------------------------------------------
Virtus Money Market
 Fund................... Money Market Fund           Class A and Y $227,443,405
Virtus Tax-Free Money
 Market Fund............ Municipal Money Market Fund Class Y         51,784,668
Virtus Treasury Money
 Market Fund............ Treasury Money Market Fund  Class A and Y  243,731,970

Immediately after the acquisitions, on March 2, 1998, the aggregate net assets of the Money Market, Municipal Money Market and Treasury Money Market Funds were $3,972,178,894, $1,236,483,220 and $3,473,282,398, respectively.

In addition, effective August 1, 1997, the Money Market Fund acquired substan-tially all the assets and assumed the liabilities of Keystone Liquid Trust in exchange for Class A, Class B and Class C Shares of the Money Market Fund. The acquisition was accomplished by a tax-free exchange of the respective shares of the Money Market Fund for the net assets of the Keystone Liquid Trust. The net assets acquired, valued at $1 per share, amounted to $163,579,564. The aggre-gate net assets of the Money Market Fund immediately after the acquisition was $3,202,817,920.

6. CONVERSION INFORMATION

On October 26, 1998, the Florida Municipal Money Market Fund and New Jersey Mu-nicipal Money Market Fund commenced operations of their respective Class A shares as a result of a conversion of mutual fund assets from the Florida Daily Municipal Income Fund and the New Jersey Daily Municipal Income Fund, Inc., managed by Reich and Tang Asset Management L.P. The shares issued, valued at $1 per share, by the Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund were 55,114,253 and 85,251,946, respectively. The foregoing amounts are reflected as proceeds from shares sold in the statements of changes in net assets.

7. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A and Class Y. In addition, the Money Market Fund offers Class B and Class C shares. Transactions in shares of beneficial interest (val-ued at $1.00 per share) of the Funds were as follows:


Florida Municipal Money Market Fund

                                                              October 26, 1998
                                                              (Commencement of
                                                            Class Operations) to
                                                              January 31, 1999
--------------------------------------------------------------------------------
Class A
Shares sold................................................      307,733,490
Shares issued in reinvestment of distributions.............           95,657
Shares redeemed............................................     (223,481,785)
--------------------------------------------------------------------------------
Net increase ..............................................       84,347,362
--------------------------------------------------------------------------------

                                                             December 29, 1998
                                                              (Commencement of
                                                            Class Operations) to
                                                              January 31, 1999
--------------------------------------------------------------------------------
Class Y
Shares sold................................................        187,224
Shares issued in reinvestment of distributions.............            166
Shares redeemed............................................       (186,439)
--------------------------------------------------------------------------------
Net increase ..............................................            951
--------------------------------------------------------------------------------

Money Market Fund

                                    Year         Five Months         Year
                                   Ended            Ended            Ended
                              January 31, 1999 January 31,1998  August 31, 1997
-------------------------------------------------------------------------------
Class A
Shares sold.................    8,522,391,097   2,143,096,717    4,913,816,942
Shares issued in
 reinvestment of
 distributions..............       35,684,888      11,138,399       19,783,898
Shares redeemed.............   (6,383,437,537) (2,047,246,823)  (4,037,993,646)
Shares issued in acquisition
 of:
 Keystone Liquid Trust......                0               0      151,861,145
 CoreFund Cash Reserve......       78,077,775               0                0
 Virtus Money Market Fund...       47,782,010               0                0
-------------------------------------------------------------------------------
Net increase................    2,300,498,233     106,988,293    1,047,468,339
-------------------------------------------------------------------------------
Class B
Shares sold.................      341,997,341      33,697,484       22,383,686
Shares issued in
 reinvestment of
 distributions..............        2,133,306         314,550          442,030
Shares redeemed.............     (304,057,087)    (31,906,139)     (17,471,935)
Shares issued in acquisition
 of:
 Keystone Liquid Trust......                0               0        7,303,582
 CoreFund Cash Reserve......           91,326               0                0
Shares issued in Conversion
 of Class K shares..........                0          74,271                0
-------------------------------------------------------------------------------
Net increase................       40,164,886       2,180,166       12,657,363

--------------------------------------------------------------------------------

                                                              August 1, 1997
                                Year         Five Months     (Commencement of
                               Ended            Ended      Class Operations) to
                          January 31, 1999 January 31,1998   August 31, 1997
-------------------------------------------------------------------------------
Class C
Shares sold.............     50,447,069       5,355,264         1,309,779
Shares issued in
 reinvestment of
 distributions..........        178,681          51,687            16,706
Shares redeemed.........    (47,867,432)     (8,464,881)         (731,523)
Shares issued in
 acquisition of Keystone
 Liquid Trust...........              0               0         4,493,120
-------------------------------------------------------------------------------
Net increase
 (decrease).............      2,758,318      (3,057,930)        5,088,082

--------------------------------------------------------------------------------

                                                             August 1, 1997
                                            Five Months     (Commencement of
                                               Ended      Class Operations) to
                                          January 31,1998   August 31, 1997
------------------------------------------------------------------------------
Class K
Shares sold..............................    1,258,327          156,690
Shares issued in reinvestment of
 distributions...........................        1,841              208
Shares redeemed..........................   (1,291,309)         (51,486)
Shares converted to Class B shares.......      (74,271)               0
------------------------------------------------------------------------------
Net increase (decrease)..................     (105,412)         105,412

--------------------------------------------------------------------------------

                                    Year         Five Months         Year
                                   Ended            Ended            Ended
                              January 31, 1999 January 31,1998  August 31, 1997
-------------------------------------------------------------------------------
Class Y
Shares sold.................    5,207,533,736   1,383,614,256    4,002,912,413
Shares issued in
 reinvestment of
 distributions..............       15,753,558       6,298,710       18,071,338
Shares redeemed.............   (5,062,527,319) (1,414,565,744)  (4,057,487,412)
Shares issued in acquisition
 of:
 CoreFund Cash Reserve......      794,989,126               0                0
 Virtus Money Market Fund...      179,784,370               0                0
-------------------------------------------------------------------------------
Net increase (decrease).....    1,135,533,471     (24,652,778)     (36,503,661)

--------------------------------------------------------------------------------

Municipal Money Market Fund

                                      Year         Five Months        Year
                                     Ended            Ended           Ended
                                January 31, 1999 January 31,1998 August 31, 1997
--------------------------------------------------------------------------------
 Class A
 Shares sold.................     1,107,305,683    481,665,658    1,491,746,339
 Shares issued in
  reinvestment of
  distributions..............         3,178,193      1,156,331        3,081,550
 Shares redeemed.............    (1,062,820,865)  (477,834,788)  (1,488,596,189)
 Shares issued in acquisition
  of CoreFund Tax-Free
  Reserve....................        17,909,419              0                0
--------------------------------------------------------------------------------
 Net increase................        65,572,430      4,987,201        6,231,700
--------------------------------------------------------------------------------
 Class Y
 Shares sold.................     1,313,364,987    452,634,103    1,112,629,458
 Shares issued in
  reinvestment of
  distributions..............         9,937,544      4,146,785       11,706,339
 Shares redeemed.............    (1,344,298,013)  (448,415,258)  (1,363,487,668)
 Shares issued in acquisition
  of:
 CoreFund Tax-Free Reserve...       122,945,815              0                0
 Virtus Tax-Free Money Market
  Fund.......................        51,790,982              0                0
--------------------------------------------------------------------------------
 Net increase (decrease).....       153,741,315      8,365,630     (239,151,871)

--------------------------------------------------------------------------------

New Jersey Municipal Money Market Fund

                                                                October 26, 1998
                                                                (Commencement of
                                                                 Operations) to
                                                                January 31, 1999
--------------------------------------------------------------------------------
Class A
Shares sold....................................................   175,814,913
Shares issued in reinvestment of distributions.................       320,557
Shares redeemed................................................   (81,492,790)
--------------------------------------------------------------------------------
Net increase...................................................    94,642,680

--------------------------------------------------------------------------------

Pennsylvania Municipal Money Market Fund

                                     Year         Five Months        Year
                                    Ended            Ended           Ended
                               January 31, 1999 January 31,1998 August 31, 1997
-------------------------------------------------------------------------------
Class A
Shares sold..................     174,383,607      53,496,270      84,061,251
Shares issued in reinvestment
 of distributions............         314,370          60,103         196,984
Shares redeemed..............    (115,840,210)    (52,168,806)    (70,724,545)
-------------------------------------------------------------------------------
Net increase.................      58,857,767       1,387,567      13,533,690
-------------------------------------------------------------------------------
Class Y
Shares sold..................     123,311,056      19,395,074      43,654,046
Shares issued in reinvestment
 of distributions............         478,388         293,299         824,304
Shares redeemed..............    (116,881,578)    (18,388,470)    (60,819,276)
-------------------------------------------------------------------------------
Net increase (decrease)......       6,907,866       1,299,903     (16,340,926)

--------------------------------------------------------------------------------

Treasury Money Market Fund

                                   Year         Five Months         Year
                                  Ended            Ended            Ended
                             January 31, 1999 January 31,1998  August 31, 1997
------------------------------------------------------------------------------
 Class A
 Shares sold................   5,568,902,718   1,939,261,773    4,767,671,119
 Shares issued in
  reinvestment of
  distributions.............      17,129,027       5,981,255       16,715,941
 Shares redeemed............  (4,944,183,470) (1,813,656,225)  (4,907,328,690)
 Shares issued in
  acquisition of:
  CoreFund Treasury
   Reserve..................      22,113,282               0                0
  Virtus Treasury Money
   Market Fund..............      85,936,814               0                0
------------------------------------------------------------------------------
 Net increase (decrease)....     749,898,371     131,586,803     (122,941,630)
------------------------------------------------------------------------------
 Class Y
 Shares sold................   2,899,822,767     572,904,033    2,186,926,840
 Shares issued in
  reinvestment of
  distributions.............       4,658,014       1,322,783        2,911,261
 Shares redeemed............  (3,254,236,309)   (549,630,132)  (2,402,879,746)
 Shares issued in
  acquisition of:
 CoreFund Treasury
  Reserve...................     665,722,969               0                0
 Virtus Treasury Money
  Market Fund...............     157,990,525               0                0
------------------------------------------------------------------------------
 Net increase (decrease)....     473,957,966      24,596,684     (213,041,645)

--------------------------------------------------------------------------------

8. Securities Transactions

The Treasury Money Market Fund loaned securities during the year ended January 31, 1999 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At January 31, 1999, the value of securi-ties on loan and the value of collateral amounted to $300,362,767 and $315,133,178, respectively. During the year ended January 31, 1999, the Trea-sury Money Market Fund earned $621,0992 in income from securities lending transactions.

On January 31, 1999, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of January 31, 1999, the following Funds had capital loss carryforwards for federal income tax purposes as follows:

                                                               Expiration
                                       -----------------------------------------------------------
                         Capital Loss
                         Carry Forward   2001    2002     2003    2004    2005     2006     2007
                         -------------------------------------------------------------------------
Florida Municipal Money
 Market Fund............  $    4,419   $      0 $     0 $      0 $     0 $     0 $      0 $  4,419
Money Market Fund.......   1,370,949    164,944  65,551  525,788       0  32,810  381,247  200,609
Municipal Money Market
 Fund...................     196,828    114,938       0   16,113  64,670       9    1,098        0

9. Expense Offset Arrangements

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of fee credits received by each Fund and the impact on each Fund's expense ratio represented as a percent-age of its average net assets were as follows:

                                                    Total
                                                 Fee Credits % of Average
                                                  Received    Net Assets
                                               -----------------------
         Florida Municipal Money Market Fund....  $  4,073      0.02%
         Money Market Fund......................   173,111      0.00%
         Municipal Money Market Fund............    53,984      0.00%
         New Jersey Municipal Money Market
          Fund..................................     1,780      0.01%
         Pennsylvania Municipal Money Market
          Fund..................................     7,486      0.01%
         Treasury Money Market Fund.............    88,603      0.00%

10. Deferred Trustees' Fees

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are al-located to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral ac-counts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

11. Financing Agreement

Certain Evergreen Funds and State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") entered into a financing agreement dated December 22, 1997, as amended on November 20, 1998. Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility was allocated, under the terms of the financing agreement, among the Banks. The credit facility could be accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which was allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the funds.

This agreement was amended and renewed on December 22, 1998. The amended financing agreement became effective on December 22, 1998 among all of the Evergreen Funds, State Street and The Bank of New York ("BONY"). Under this agreement, State Street and BONY provide an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The remaining terms and conditions of the agreement are unaffected.

During the year ended January 31, 1999, the Funds had no borrowings under the agreement.

12. Concentration of Credit Risk

The Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, they may be more affected by economic and political develop-ments in that state or region than would be a comparable general tax-exempt mu-tual fund.

13. Change in Independent Auditor

Based on the recommendation of the Audit Committee of the Money Market Fund and Municipal Money Market Fund, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as these Funds' independent auditor and voted to ap-point KPMG Peat Marwick LLP for the fiscal year ended January 31, 2000. During the two most recent fiscal years, PricewaterhouseCoopers' audit reports con-tained no adverse opinion or disclaimer of opinion; nor were its reports quali-fied or modified as to uncertainty, audit scope, or accounting principle. Fur-ther, in connection with its audits for the two most recent fiscal years and through March 12, 1999, there were no disagreements between the Funds and PricewaterhouseCoopers on any matter of accounting principles or practices, fi-nancial statement disclosure or auditing scope or procedure, which if not re-solved to the satisfaction of PricewaterhouseCoopers would have caused it to make reference to the disagreements in its report on the financial statements for such years.

                          Independent Auditors' Report

THE BOARD OF TRUSTEES AND SHAREHOLDERS
EVERGREEN MONEY MARKET TRUST

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Florida Municipal Money Mar-ket Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen Pennsyl-vania Municipal Money Market Fund and Evergreen Treasury Money Market Fund, portfolios of the Evergreen Money Market Trust, as of January 31, 1999, and the related statements of operations for the year or period then ended, the state-ments of changes in net assets for each of the years or periods in the two year period then ended and financial highlights for each of the years or periods as indicated on pages 9 and 13 to 15. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Jan-uary 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ever-green Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund and Evergreen Treasury Money Market Fund as of January 31, 1999, the results of their opera-tions, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted account-ing principles.

                                             KPMG Peat Marwick LLP

Boston, Massachusetts
February 26, 1999

                       Report of Independent Accountants

TO THE TRUSTEES AND SHAREHOLDERS OF
EVERGREEN MONEY MARKET FUND
EVERGREEN MUNICIPAL MONEY MARKET FUND

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Money Market Fund and Evergreen Municipal Money Market Fund (the "Funds"), two of the funds of Ever-green Money Market Trust, at January 31, 1999, the results of each of their op-erations for the year then ended, the changes in each of their net assets for the year then ended, for the five months ended January 31, 1998 and for the year ended August 31, 1997, and the financial highlights for each of the peri-ods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and per-form the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presenta-tion. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

March 12, 1999

                       Additional Information (Unaudited)

YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any ad-verse impact on the Funds from this problem.

FEDERAL TAX STATUS OF DIVIDENDS

100% of the dividends distributed by the Municipal Money Market Fund, New Jer-sey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, and 71.29% of the dividends distributed by the Florida Municipal Money Market Fund for the year ended January 31, 1999 are exempt from federal income tax, other than alternative minimum tax.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Select Equity Index Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com

19366                                                             540710   03/99

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